GOTHAM ESG LARGE VALUE FUND
Portfolio of Investments
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 98.8%
Automobiles & Components — 0.9%
BorgWarner, Inc.	25	$ 1,006
Ford Motor Co.	910	10,584
		11,590
Banks — 3.1%
Comerica, Inc.	30	2,006
Fifth Third Bancorp	155	5,086
Huntington Bancshares, Inc.	164	2,312
KeyCorp.	226	3,937
Signature Bank	15	1,728
SVB Financial Group*	14	3,222
Truist Financial Corp.	241	10,370
US Bancorp	255	11,121
Zions Bancorp NA	34	1,671
		41,453
Capital Goods — 6.8%
3M Co.	126	15,110
A. O. Smith Corp.	35	2,003
Carrier Global Corp.	129	5,321
Dover Corp.	28	3,792
Emerson Electric Co.	45	4,323
General Dynamics Corp.	2	496
IDEX Corp.	16	3,653
Illinois Tool Works, Inc.	30	6,609
Johnson Controls International PLC (Ireland)	117	7,488
Lockheed Martin Corp.	27	13,135
Masco Corp.	51	2,380
Otis Worldwide Corp.	49	3,837
Pentair PLC (Ireland)	38	1,709
Snap-on, Inc.	14	3,199
Stanley Black & Decker, Inc.	30	2,254
Textron, Inc.	43	3,044
Trane Technologies PLC (Ireland)	40	6,724
WW Grainger, Inc.	10	5,563
		90,640
Commercial & Professional Services — 0.4%
Leidos Holdings, Inc.	31	3,261
Robert Half International, Inc.	27	1,993
		5,254
Consumer Durables & Apparel — 0.4%
Hasbro, Inc.	31	1,891
Mohawk Industries, Inc.*	14	1,431
Whirlpool Corp.	15	2,122
		5,444
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — 1.7%
Expedia Group, Inc.*	36	$ 3,154
McDonald's Corp.	55	14,494
MGM Resorts International	91	3,051
Starbucks Corp.	13	1,290
Yum! Brands, Inc.	5	640
		22,629
Diversified Financials — 5.0%
Bank of New York Mellon Corp. (The)	30	1,366
Berkshire Hathaway, Inc., Class B*	39	12,047
BlackRock, Inc.	18	12,755
CME Group, Inc.	43	7,231
Franklin Resources, Inc.	141	3,719
Intercontinental Exchange, Inc.	127	13,029
Invesco Ltd. (Bermuda)	128	2,303
Nasdaq, Inc.	112	6,871
T Rowe Price Group, Inc.	63	6,871
		66,192
Energy — 10.4%
Baker Hughes Co.	72	2,126
Chevron Corp.	143	25,667
ConocoPhillips	157	18,526
Devon Energy Corp.	88	5,413
EOG Resources, Inc.	81	10,491
EQT Corp.	84	2,842
Exxon Mobil Corp.	203	22,391
Marathon Petroleum Corp.	139	16,178
Phillips 66	106	11,033
Pioneer Natural Resources Co.	54	12,333
Valero Energy Corp.	90	11,417
		138,417
Food & Staples Retailing — 0.9%
Kroger Co. (The)	107	4,770
Walgreens Boots Alliance, Inc.	196	7,323
		12,093
Food, Beverage & Tobacco — 3.6%
Archer-Daniels-Midland Co.	121	11,235
Campbell Soup Co.	68	3,859
Coca-Cola Co. (The)	120	7,633
Conagra Brands, Inc.	16	619
General Mills, Inc.	131	10,984
Kellogg Co.	78	5,557
Keurig Dr Pepper, Inc.	54	1,926
Kraft Heinz Co. (The)	82	3,338

GOTHAM ESG LARGE VALUE FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Molson Coors Beverage Co., Class B	50	$ 2,576
PepsiCo, Inc.	2	361
		48,088
Health Care Equipment & Services — 8.4%
Abbott Laboratories	58	6,368
AmerisourceBergen Corp.	47	7,788
Cardinal Health, Inc.	61	4,689
Centene Corp.*	46	3,773
Cigna Corp.	61	20,212
CVS Health Corp.	128	11,928
DaVita, Inc.*	23	1,717
DENTSPLY SIRONA, Inc.	49	1,560
HCA Healthcare, Inc.	36	8,639
Henry Schein, Inc.*	31	2,476
Humana, Inc.	20	10,244
Laboratory Corp. of America Holdings	23	5,416
McKesson Corp.	33	12,379
Medtronic PLC (Ireland)	80	6,218
Molina Healthcare, Inc.*	4	1,321
Quest Diagnostics, Inc.	26	4,067
Teleflex, Inc.	10	2,496
		111,291
Household & Personal Products — 1.1%
Kimberly-Clark Corp.	53	7,195
Procter & Gamble Co. (The)	51	7,729
		14,924
Insurance — 3.1%
Aflac, Inc.	141	10,144
Aon PLC, Class A (Ireland)	15	4,502
Arch Capital Group Ltd. (Bermuda)*	80	5,022
Assurant, Inc.	12	1,501
Cincinnati Financial Corp.	35	3,584
Globe Life, Inc.	22	2,652
Lincoln National Corp.	38	1,167
Loews Corp.	54	3,150
Marsh & McLennan Cos., Inc.	13	2,151
Principal Financial Group, Inc.	33	2,769
W R Berkley Corp.	60	4,354
		40,996
Materials — 4.7%
Air Products and Chemicals, Inc.	1	308
Amcor PLC (Jersey)	336	4,002
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Avery Dennison Corp.	13	$ 2,353
Ball Corp.	70	3,580
Celanese Corp.	25	2,556
CF Industries Holdings, Inc.	50	4,260
Dow, Inc.	160	8,062
Eastman Chemical Co.	28	2,280
FMC Corp.	11	1,373
International Paper Co.	104	3,602
LyondellBasell Industries NV, Class A (Netherlands)	74	6,144
Mosaic Co. (The)	79	3,466
Newmont Corp.	17	802
Nucor Corp.	67	8,831
Packaging Corp. of America	22	2,814
Sealed Air Corp.	33	1,646
Steel Dynamics, Inc.	38	3,713
Westrock Co.	58	2,039
		61,831
Media & Entertainment — 4.1%
Charter Communications, Inc., Class A*	37	12,547
Comcast Corp., Class A	630	22,031
Fox Corp., Class A	124	3,766
Interpublic Group of Cos., Inc. (The)	110	3,664
Match Group, Inc.*	60	2,490
News Corp., Class A	132	2,402
Omnicom Group, Inc.	58	4,731
Paramount Global, Class B	147	2,481
		54,112
Pharmaceuticals, Biotechnology & Life Sciences — 10.7%
AbbVie, Inc.	116	18,747
Amgen, Inc.	61	16,021
Biogen, Inc.*	33	9,138
Bristol-Myers Squibb Co.	198	14,246
Gilead Sciences, Inc.	244	20,947
Merck & Co., Inc.	153	16,975
Moderna, Inc.*	60	10,777
Organon & Co.	58	1,620
Pfizer, Inc.	345	17,678
Regeneron Pharmaceuticals, Inc.*	4	2,886
Vertex Pharmaceuticals, Inc.*	29	8,375
West Pharmaceutical Services, Inc.	16	3,766
		141,176

GOTHAM ESG LARGE VALUE FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — 6.9%
Alexandria Real Estate Equities, Inc., REIT	37	$ 5,390
AvalonBay Communities, Inc., REIT	32	5,169
Boston Properties, Inc., REIT	36	2,433
Camden Property Trust, REIT	26	2,909
CBRE Group, Inc., Class A*	72	5,541
Digital Realty Trust, Inc., REIT	65	6,518
Equity Residential, REIT	85	5,015
Essex Property Trust, Inc., REIT	15	3,179
Federal Realty Investment Trust, REIT	18	1,819
Healthpeak Properties, Inc., REIT	122	3,058
Mid-America Apartment Communities, Inc., REIT	27	4,239
Prologis, Inc., REIT	37	4,171
Public Storage, REIT	18	5,043
Realty Income Corp., REIT	119	7,548
Regency Centers Corp., REIT	21	1,312
Simon Property Group, Inc., REIT	54	6,344
UDR, Inc., REIT	74	2,866
Ventas, Inc., REIT	63	2,838
VICI Properties, Inc., REIT	68	2,203
Vornado Realty Trust, REIT	44	916
Welltower, Inc., REIT	107	7,014
Weyerhaeuser Co., REIT	184	5,704
		91,229
Retailing — 3.9%
Advance Auto Parts, Inc.	14	2,059
AutoZone, Inc.*	2	4,932
Best Buy Co., Inc.	63	5,053
CarMax, Inc.*	34	2,070
eBay, Inc.	147	6,096
Genuine Parts Co.	32	5,552
LKQ Corp.	62	3,312
Lowe's Cos., Inc.	35	6,973
O'Reilly Automotive, Inc.*	15	12,661
Pool Corp.	8	2,419
Ross Stores, Inc.	2	232
		51,359
Semiconductors & Semiconductor Equipment — 4.4%
Applied Materials, Inc.	160	15,581
KLA Corp.	11	4,147
Lam Research Corp.	31	13,029
NXP Semiconductors NV (Netherlands)	53	8,376
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
ON Semiconductor Corp.*	93	$ 5,800
Qorvo, Inc.*	26	2,357
QUALCOMM, Inc.	48	5,277
Teradyne, Inc.	36	3,145
		57,712
Software & Services — 5.0%
Accenture PLC, Class A (Ireland)	70	18,679
Akamai Technologies, Inc.*	36	3,035
Automatic Data Processing, Inc.	16	3,822
DXC Technology Co.*	59	1,563
Fidelity National Information Services, Inc.	133	9,024
FleetCor Technologies, Inc.*	17	3,123
International Business Machines Corp.	69	9,721
Jack Henry & Associates, Inc.	17	2,984
PayPal Holdings, Inc.*	126	8,974
VeriSign, Inc.*	24	4,931
		65,856
Technology Hardware & Equipment — 5.4%
Amphenol Corp., Class A	104	7,919
CDW Corp.	14	2,500
Cisco Systems, Inc.	478	22,772
Corning, Inc.	187	5,973
F5, Inc.*	14	2,009
Hewlett Packard Enterprise Co.	29	463
HP, Inc.	291	7,819
NetApp, Inc.	52	3,123
Seagate Technology Holdings PLC (Ireland)	47	2,473
TE Connectivity Ltd. (Switzerland)	72	8,266
Teledyne Technologies, Inc.*	10	3,999
Trimble, Inc.*	6	303
Western Digital Corp.*	46	1,451
Zebra Technologies Corp., Class A*	12	3,077
		72,147
Telecommunication Services — 3.3%
AT&T, Inc.	1,078	19,846
Lumen Technologies, Inc.	235	1,227
T-Mobile US, Inc.*	20	2,800
Verizon Communications, Inc.	503	19,818
		43,691

GOTHAM ESG LARGE VALUE FUND
Portfolio of Investments (Concluded)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 3.9%
CH Robinson Worldwide, Inc.	29	$ 2,655
CSX Corp.	135	4,182
Expeditors International of Washington, Inc.	40	4,157
Norfolk Southern Corp.	49	12,075
Union Pacific Corp.	60	12,424
United Parcel Service, Inc., Class B	90	15,646
		51,139
Utilities — 0.7%
Constellation Energy Corp.	71	6,121
Exelon Corp.	85	3,674
		9,795
TOTAL COMMON STOCKS (Cost $1,233,942)		1,309,058
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		15,652
NET ASSETS - 100.0%		$1,324,710

*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2022.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 96.5%
Automobiles & Components — 0.6%
General Motors Co.	3,732	$ 125,544
Capital Goods — 2.9%
3M Co.	757	90,779
General Dynamics Corp.	13	3,225
IDEX Corp.	56	12,787
Lockheed Martin Corp.(a)	465	226,218
Masco Corp.	1,394	65,058
Northrop Grumman Corp.	36	19,642
Pentair PLC (Ireland)	2,817	126,709
Trane Technologies PLC (Ireland)	69	11,598
		556,016
Commercial & Professional Services — 1.3%
Leidos Holdings, Inc.	438	46,073
Robert Half International, Inc.(a)	2,789	205,912
		251,985
Consumer Durables & Apparel — 0.8%
Hasbro, Inc.	142	8,664
NIKE, Inc., Class B	441	51,601
Tapestry, Inc.	140	5,331
Whirlpool Corp.	648	91,666
		157,262
Consumer Services — 3.7%
Domino's Pizza, Inc.	140	48,496
Expedia Group, Inc.(a)*	2,800	245,280
McDonald's Corp.(a)	879	231,643
MGM Resorts International	5,600	187,768
Starbucks Corp.	126	12,499
		725,686
Diversified Financials — 7.3%
Berkshire Hathaway, Inc., Class B(a)*	878	271,214
BlackRock, Inc.	54	38,266
Cboe Global Markets, Inc.	1,559	195,608
CME Group, Inc.	1,082	181,949
FactSet Research Systems, Inc.	9	3,611
Intercontinental Exchange, Inc.(a)	2,626	269,401
MarketAxess Holdings, Inc.	178	49,642
Nasdaq, Inc.(a)	3,925	240,799
S&P Global, Inc.	110	36,843
T Rowe Price Group, Inc.(a)	1,074	117,131
		1,404,464
Energy — 2.4%
Baker Hughes Co.	1,150	33,959
Chevron Corp.(a)	1,114	199,952
ConocoPhillips	87	10,266
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Exxon Mobil Corp.	659	$ 72,688
Marathon Petroleum Corp.	361	42,017
Pioneer Natural Resources Co.	487	111,226
Valero Energy Corp.	13	1,649
		471,757
Food & Staples Retailing — 0.9%
Sysco Corp.	137	10,473
Walgreens Boots Alliance, Inc.	225	8,406
Walmart, Inc.(a)	1,130	160,223
		179,102
Food, Beverage & Tobacco — 8.5%
Altria Group, Inc.	2,575	117,703
Archer-Daniels-Midland Co.	327	30,362
Campbell Soup Co.(a)	4,281	242,947
Coca-Cola Co. (The)	2,148	136,634
General Mills, Inc.(a)	2,658	222,873
Hershey Co. (The)	292	67,619
Kellogg Co.(a)	3,852	274,417
Keurig Dr Pepper, Inc.	1,790	63,831
Kraft Heinz Co. (The)	2,033	82,764
Lamb Weston Holdings, Inc.	1,048	93,649
PepsiCo, Inc.	208	37,577
Philip Morris International, Inc.	425	43,014
Tyson Foods, Inc., Class A(a)	3,610	224,723
		1,638,113
Health Care Equipment & Services — 9.7%
Abbott Laboratories	428	46,990
AmerisourceBergen Corp.	782	129,585
Cardinal Health, Inc.(a)	2,433	187,025
Cigna Corp.	486	161,031
CVS Health Corp.	291	27,118
DaVita, Inc.*	1,884	140,678
DENTSPLY SIRONA, Inc.	2,915	92,814
Humana, Inc.(a)	651	333,436
Laboratory Corp. of America Holdings(a)	694	163,423
McKesson Corp.(a)	559	209,692
Molina Healthcare, Inc.*	352	116,238
Quest Diagnostics, Inc.(a)	1,696	265,322
		1,873,352
Household & Personal Products — 1.6%
Kimberly-Clark Corp.(a)	1,255	170,366
Procter & Gamble Co. (The)	963	145,953
		316,319

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — 0.1%
Aon PLC, Class A (Ireland)	15	$ 4,502
Assurant, Inc.	78	9,755
		14,257
Materials — 0.7%
CF Industries Holdings, Inc.	866	73,783
Dow, Inc.	83	4,183
International Paper Co.	737	25,522
Packaging Corp. of America	255	32,617
		136,105
Media & Entertainment — 9.3%
Activision Blizzard, Inc.(a)	3,971	303,980
Alphabet, Inc., Class A(a)*	3,881	342,421
Charter Communications, Inc., Class A(a)*	752	255,003
Comcast Corp., Class A(a)	7,396	258,638
Electronic Arts, Inc.	54	6,598
Fox Corp., Class A	5,250	159,443
Meta Platforms, Inc., Class A(a)*	1,823	219,380
Netflix, Inc.(a)*	590	173,979
News Corp., Class A	2,981	54,254
Omnicom Group, Inc.	174	14,193
Take-Two Interactive Software, Inc.*	38	3,957
		1,791,846
Pharmaceuticals, Biotechnology & Life Sciences — 8.0%
Amgen, Inc.	137	35,982
Biogen, Inc.*	62	17,169
Bristol-Myers Squibb Co.(a)	4,112	295,858
Danaher Corp.	161	42,733
Gilead Sciences, Inc.	111	9,529
Illumina, Inc.*	43	8,695
Johnson & Johnson(a)	1,689	298,362
Merck & Co., Inc.(a)	3,689	409,294
Moderna, Inc.*	778	139,744
Organon & Co.	3,118	87,086
Pfizer, Inc.(a)	3,009	154,181
Vertex Pharmaceuticals, Inc.*	150	43,317
		1,541,950
Real Estate — 2.4%
AvalonBay Communities, Inc., REIT	217	35,050
Camden Property Trust, REIT	468	52,360
CBRE Group, Inc., Class A*	78	6,003
Digital Realty Trust, Inc., REIT	47	4,713
Essex Property Trust, Inc., REIT	294	62,304
Realty Income Corp., REIT(a)	3,003	190,480
	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
VICI Properties, Inc., REIT	824	$ 26,698
Welltower, Inc., REIT	471	30,874
Weyerhaeuser Co., REIT	1,623	50,313
		458,795
Retailing — 4.8%
Amazon.com, Inc.*	1,092	91,728
AutoZone, Inc.*	46	113,444
Bath & Body Works, Inc.	1,187	50,020
Best Buy Co., Inc.	80	6,417
Dollar General Corp.	168	41,370
eBay, Inc.(a)	5,443	225,721
Genuine Parts Co.	1,187	205,956
Home Depot, Inc. (The)	131	41,378
LKQ Corp.	431	23,020
Lowe's Cos., Inc.	424	84,478
O'Reilly Automotive, Inc.*	18	15,192
Ross Stores, Inc.	300	34,821
TJX Cos., Inc. (The)	3	239
Ulta Beauty, Inc.*	11	5,160
		938,944
Semiconductors & Semiconductor Equipment — 7.3%
Applied Materials, Inc.	1,042	101,470
Broadcom, Inc.(a)	121	67,655
Enphase Energy, Inc.(a)*	923	244,558
KLA Corp.	153	57,685
Lam Research Corp.(a)	567	238,310
NXP Semiconductors NV (Netherlands)	492	77,751
Qorvo, Inc.(a)*	3,505	317,693
QUALCOMM, Inc.(a)	2,271	249,674
Teradyne, Inc.	777	67,871
		1,422,667
Software & Services — 10.8%
Accenture PLC, Class A (Ireland)	628	167,576
Adobe, Inc.(a)*	578	194,514
Akamai Technologies, Inc.(a)*	4,288	361,478
FleetCor Technologies, Inc.*	119	21,858
Gen Digital, Inc.	340	7,286
International Business Machines Corp.	192	27,051
Jack Henry & Associates, Inc.	651	114,290
Mastercard, Inc., Class A	154	53,550
Microsoft Corp.(a)	864	207,205
PayPal Holdings, Inc.(a)*	5,593	398,333
Roper Technologies, Inc.	29	12,531

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Salesforce, Inc.(a)*	2,034	$ 269,688
VeriSign, Inc.*	671	137,850
Visa, Inc., Class A	526	109,282
		2,082,492
Technology Hardware & Equipment — 7.0%
Amphenol Corp., Class A	1,997	152,052
Apple, Inc.(a)	4,144	538,430
Cisco Systems, Inc.(a)	5,840	278,218
Corning, Inc.	776	24,785
F5, Inc.(a)*	1,503	215,695
NetApp, Inc.	881	52,913
TE Connectivity Ltd. (Switzerland)	817	93,792
		1,355,885
Telecommunication Services — 2.4%
AT&T, Inc.	8,383	154,331
T-Mobile US, Inc.*	492	68,880
Verizon Communications, Inc.(a)	6,245	246,053
		469,264
Transportation — 3.8%
CH Robinson Worldwide, Inc.	2,145	196,396
Expeditors International of Washington, Inc.(a)	2,545	264,476
Norfolk Southern Corp.	16	3,943
Union Pacific Corp.	536	110,990
United Airlines Holdings, Inc.*	321	12,102
United Parcel Service, Inc., Class B	822	142,896
		730,803
Utilities — 0.2%
Constellation Energy Corp.	534	46,036
TOTAL COMMON STOCKS (Cost $17,625,513)		18,688,644
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.5%		673,054
NET ASSETS - 100.0%		$19,361,698

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Over-the-counter total return swaps outstanding as of December 31, 2022
The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between August 29, 2024 and July 8, 2027, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 4.1% of net assets as of December 31, 2022.
The following table represents the individual long and short positions and related values of total return swaps as of December 31, 2022:
Total Return Swaps
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
General Motors Co.	Morgan Stanley	3,688	$138,947	$124,064	$(12,875)
Capital Goods
3M Co.	Morgan Stanley	753	90,133	90,300	3,037
General Dynamics Corp.	Morgan Stanley	13	2,626	3,225	740
IDEX Corp.	Morgan Stanley	58	13,293	13,243	182
Lockheed Martin Corp.	Morgan Stanley	448	169,427	217,948	59,055
Masco Corp.	Morgan Stanley	1,383	69,307	64,545	(3,268)
Northrop Grumman Corp.	Morgan Stanley	31	11,681	16,914	6,119
Pentair PLC (Ireland)	Morgan Stanley	2,814	130,481	126,574	(2,047)
Trane Technologies PLC (Ireland)	Morgan Stanley	67	11,405	11,262	19
WW Grainger, Inc.	Morgan Stanley	31	7,359	17,244	10,519
		5,598	505,712	561,255	74,356
Commercial & Professional Services
Leidos Holdings, Inc.	Morgan Stanley	429	45,781	45,126	83
Robert Half International, Inc.	Morgan Stanley	2,794	236,817	206,281	(24,786)
		3,223	282,598	251,407	(24,703)
Consumer Durables & Apparel
Hasbro, Inc.	Morgan Stanley	149	8,436	9,090	830
NIKE, Inc., Class B	Morgan Stanley	419	49,479	49,027	665
Tapestry, Inc.	Morgan Stanley	152	4,566	5,788	1,504
Whirlpool Corp.	Morgan Stanley	645	98,913	91,242	(4,081)
		1,365	161,394	155,147	(1,082)
Consumer Services
Domino's Pizza, Inc.	Morgan Stanley	137	44,363	47,457	3,981
Expedia Group, Inc.	Morgan Stanley	2,768	258,231	242,477	(12,333)
McDonald's Corp.	Morgan Stanley	866	211,957	228,217	23,279
MGM Resorts International	Morgan Stanley	5,751	191,599	192,831	3,844
Starbucks Corp.	Morgan Stanley	117	8,229	11,606	3,698
		9,639	714,379	722,588	22,469
Diversified Financials
Berkshire Hathaway, Inc., Class B	Morgan Stanley	369	97,236	113,984	18,073
BlackRock, Inc.	Morgan Stanley	44	24,234	31,180	9,946
Cboe Global Markets, Inc.	Morgan Stanley	1,425	172,385	178,795	9,731

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Diversified Financials — (continued)
CME Group, Inc.	Morgan Stanley	1,065	$184,452	$179,090	$2,295
FactSet Research Systems, Inc.	Morgan Stanley	9	3,569	3,611	145
Intercontinental Exchange, Inc.	Morgan Stanley	2,575	247,407	264,169	23,234
MarketAxess Holdings, Inc.	Morgan Stanley	170	42,827	47,411	5,257
Nasdaq, Inc.	Morgan Stanley	3,997	211,571	245,216	39,306
S&P Global, Inc.	Morgan Stanley	110	33,964	36,843	3,394
T Rowe Price Group, Inc.	Morgan Stanley	1,059	142,762	115,495	(10,300)
		10,823	1,160,407	1,215,794	101,081
Energy
Baker Hughes Co.	Morgan Stanley	1,111	28,705	32,808	4,818
Chevron Corp.	Morgan Stanley	1,040	137,477	186,670	56,283
ConocoPhillips	Morgan Stanley	82	9,765	9,676	162
Exxon Mobil Corp.	Morgan Stanley	654	52,436	72,136	22,166
Marathon Petroleum Corp.	Morgan Stanley	355	25,623	41,318	17,013
Pioneer Natural Resources Co.	Morgan Stanley	487	109,565	111,226	8,800
Valero Energy Corp.	Morgan Stanley	13	1,379	1,649	700
		3,742	364,950	455,483	109,942
Food & Staples Retailing
Sysco Corp.	Morgan Stanley	131	9,503	10,015	1,199
Walgreens Boots Alliance, Inc.	Morgan Stanley	219	6,990	8,182	1,446
Walmart, Inc.	Morgan Stanley	1,116	134,953	158,238	26,507
		1,466	151,446	176,435	29,152
Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	2,438	104,544	111,441	19,730
Archer-Daniels-Midland Co.	Morgan Stanley	297	22,782	27,576	7,846
Campbell Soup Co.	Morgan Stanley	4,253	222,252	241,358	23,834
Coca-Cola Co. (The)	Morgan Stanley	2,115	116,742	134,535	22,687
General Mills, Inc.	Morgan Stanley	2,636	192,831	221,029	42,342
Hershey Co. (The)	Morgan Stanley	284	59,939	65,766	8,476
Kellogg Co.	Morgan Stanley	3,769	275,048	268,504	496
Keurig Dr Pepper, Inc.	Morgan Stanley	1,762	65,883	62,833	(2,124)
Kraft Heinz Co. (The)	Morgan Stanley	2,009	69,019	81,786	15,321
Lamb Weston Holdings, Inc.	Morgan Stanley	1,042	90,487	93,113	3,877
PepsiCo, Inc.	Morgan Stanley	212	37,617	38,300	2,445
Philip Morris International, Inc.	Morgan Stanley	415	37,439	42,002	9,800
Tyson Foods, Inc., Class A	Morgan Stanley	3,570	245,954	222,232	(14,343)
		24,802	1,540,537	1,610,475	140,387
Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	327	32,758	35,901	4,133
AmerisourceBergen Corp.	Morgan Stanley	749	108,288	124,117	18,066
Cardinal Health, Inc.	Morgan Stanley	2,417	176,528	185,795	13,379
Cigna Corp.	Morgan Stanley	469	132,129	155,398	26,203
CVS Health Corp.	Morgan Stanley	298	27,629	27,771	1,942
DaVita, Inc.	Morgan Stanley	1,856	133,814	138,588	6,596
DENTSPLY SIRONA, Inc.	Morgan Stanley	2,892	88,107	92,081	5,555
Humana, Inc.	Morgan Stanley	633	339,853	324,216	(11,067)
Laboratory Corp. of America Holdings	Morgan Stanley	686	162,176	161,539	2,803

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
McKesson Corp.	Morgan Stanley	559	$140,016	$209,692	$72,818
Molina Healthcare, Inc.	Morgan Stanley	336	109,637	110,954	2,821
Quest Diagnostics, Inc.	Morgan Stanley	1,645	204,880	257,344	63,562
		12,867	1,655,815	1,823,396	206,811
Household & Personal Products
Kimberly-Clark Corp.	Morgan Stanley	1,325	159,174	179,869	26,194
Procter & Gamble Co. (The)	Morgan Stanley	954	122,433	144,588	25,501
		2,279	281,607	324,457	51,695
Insurance
Aon PLC, Class A (Ireland)	Morgan Stanley	12	3,338	3,602	629
Assurant, Inc.	Morgan Stanley	74	9,263	9,254	185
		86	12,601	12,856	814
Materials
CF Industries Holdings, Inc.	Morgan Stanley	852	71,473	72,590	2,852
Dow, Inc.	Morgan Stanley	83	3,633	4,182	711
International Paper Co.	Morgan Stanley	740	24,114	25,626	2,416
Packaging Corp. of America	Morgan Stanley	248	30,591	31,722	1,872
		1,923	129,811	134,120	7,851
Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	3,909	237,400	299,234	67,305
Alphabet, Inc., Class A	Morgan Stanley	4,469	344,665	394,300	53,860
Charter Communications, Inc., Class A	Morgan Stanley	732	306,529	248,221	(58,661)
Comcast Corp., Class A	Morgan Stanley	6,678	240,888	233,530	(2,225)
Electronic Arts, Inc.	Morgan Stanley	66	7,881	8,064	421
Fox Corp., Class A	Morgan Stanley	5,176	156,524	157,195	2,794
Meta Platforms, Inc., Class A	Morgan Stanley	930	118,892	111,916	(5,349)
Netflix, Inc.	Morgan Stanley	591	108,191	174,274	67,628
News Corp., Class A	Morgan Stanley	2,964	45,823	53,945	9,079
Omnicom Group, Inc.	Morgan Stanley	166	12,505	13,541	1,400
Take-Two Interactive Software, Inc.	Morgan Stanley	35	3,681	3,645	69
		25,716	1,582,979	1,697,865	136,321
Pharmaceuticals, Biotechnology & Life Sciences
Amgen, Inc.	Morgan Stanley	132	35,292	34,668	(101)
Biogen, Inc.	Morgan Stanley	54	10,356	14,954	4,790
Bristol-Myers Squibb Co.	Morgan Stanley	3,896	259,376	280,317	28,992
Danaher Corp.	Morgan Stanley	153	38,913	40,609	2,400
Gilead Sciences, Inc.	Morgan Stanley	106	6,196	9,100	3,197
Illumina, Inc.	Morgan Stanley	25	6,962	5,055	(1,759)
Johnson & Johnson	Morgan Stanley	1,668	273,822	294,652	33,637
Merck & Co., Inc.	Morgan Stanley	3,656	309,449	405,633	112,090
Moderna, Inc.	Morgan Stanley	773	93,020	138,846	47,111
Organon & Co.	Morgan Stanley	3,086	79,546	86,192	7,899
Pfizer, Inc.	Morgan Stanley	3,012	134,536	154,335	29,975
Vertex Pharmaceuticals, Inc.	Morgan Stanley	149	36,093	43,028	7,482
		16,710	1,283,561	1,507,389	275,713

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Real Estate
AvalonBay Communities, Inc., REIT	Morgan Stanley	216	$35,810	$34,888	$(137)
Camden Property Trust, REIT	Morgan Stanley	462	52,296	51,689	401
CBRE Group, Inc., Class A	Morgan Stanley	73	5,560	5,618	187
Digital Realty Trust, Inc., REIT	Morgan Stanley	50	4,572	5,013	736
Essex Property Trust, Inc., REIT	Morgan Stanley	291	61,940	61,669	1,232
Realty Income Corp., REIT	Morgan Stanley	2,978	180,278	188,895	13,002
VICI Properties, Inc., REIT	Morgan Stanley	825	27,731	26,730	(313)
Welltower, Inc., REIT	Morgan Stanley	464	27,807	30,415	3,272
Weyerhaeuser Co., REIT	Morgan Stanley	1,617	46,779	50,127	4,830
		6,976	442,773	455,044	23,210
Retailing
Amazon.com, Inc.	Morgan Stanley	3,300	300,676	277,200	(20,093)
AutoZone, Inc.	Morgan Stanley	39	74,528	96,181	22,694
Bath & Body Works, Inc.	Morgan Stanley	1,262	34,056	53,181	19,883
Best Buy Co., Inc.	Morgan Stanley	35	2,435	2,807	568
Dollar General Corp.	Morgan Stanley	162	39,092	39,892	1,517
eBay, Inc.	Morgan Stanley	5,367	247,609	222,569	(18,401)
Genuine Parts Co.	Morgan Stanley	1,173	201,514	203,527	5,853
Home Depot, Inc. (The)	Morgan Stanley	134	41,837	42,325	1,182
LKQ Corp.	Morgan Stanley	415	22,281	22,165	255
Lowe's Cos., Inc.	Morgan Stanley	422	79,329	84,079	6,376
O'Reilly Automotive, Inc.	Morgan Stanley	18	10,905	15,193	4,488
Ross Stores, Inc.	Morgan Stanley	305	23,512	35,401	12,457
TJX Cos., Inc. (The)	Morgan Stanley	5	389	398	91
Ulta Beauty, Inc.	Morgan Stanley	11	4,167	5,160	2,468
		12,648	1,082,330	1,100,078	39,338
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	Morgan Stanley	1,033	81,780	100,594	20,374
Broadcom, Inc.	Morgan Stanley	117	50,527	65,418	16,153
Enphase Energy, Inc.	Morgan Stanley	829	232,408	219,652	(9,631)
KLA Corp.	Morgan Stanley	148	40,171	55,800	16,408
Lam Research Corp.	Morgan Stanley	555	192,009	233,266	44,807
NXP Semiconductors NV (Netherlands)	Morgan Stanley	483	68,708	76,328	9,416
Qorvo, Inc.	Morgan Stanley	3,468	352,913	314,340	(33,857)
QUALCOMM, Inc.	Morgan Stanley	2,242	257,013	246,485	(3,933)
Teradyne, Inc.	Morgan Stanley	774	63,117	67,609	5,559
		9,649	1,338,646	1,379,492	65,296
Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	602	160,161	160,638	3,485
Adobe, Inc.	Morgan Stanley	598	173,427	201,245	31,415
Akamai Technologies, Inc.	Morgan Stanley	3,908	354,143	329,444	(19,965)
FleetCor Technologies, Inc.	Morgan Stanley	117	21,501	21,491	208
Gen Digital, Inc.	Morgan Stanley	330	6,775	7,072	860
International Business Machines Corp.	Morgan Stanley	199	26,922	28,037	2,254
Jack Henry & Associates, Inc.	Morgan Stanley	639	116,847	112,183	(2,950)
Mastercard, Inc., Class A	Morgan Stanley	262	72,387	91,105	20,899
Microsoft Corp.	Morgan Stanley	2,353	404,206	564,296	179,037
PayPal Holdings, Inc.	Morgan Stanley	5,508	410,834	392,280	(15,406)

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Roper Technologies, Inc.	Morgan Stanley	17	$6,665	$7,346	$893
Salesforce, Inc.	Morgan Stanley	2,010	277,835	266,506	(10,513)
VeriSign, Inc.	Morgan Stanley	662	109,061	136,001	28,437
Visa, Inc., Class A	Morgan Stanley	367	67,852	76,248	10,340
		17,572	2,208,616	2,393,892	228,994
Technology Hardware & Equipment
Amphenol Corp., Class A	Morgan Stanley	1,825	128,302	138,955	12,920
Apple, Inc.	Morgan Stanley	2,732	259,079	354,969	103,894
Cisco Systems, Inc.	Morgan Stanley	5,396	233,259	257,065	37,742
Corning, Inc.	Morgan Stanley	753	24,588	24,051	226
F5, Inc.	Morgan Stanley	1,483	223,223	212,825	(7,393)
NetApp, Inc.	Morgan Stanley	882	53,331	52,973	660
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	811	95,751	93,103	(1,107)
		13,882	1,017,533	1,133,941	146,942
Telecommunication Services
AT&T, Inc.	Morgan Stanley	8,286	137,704	152,545	17,640
T-Mobile US, Inc.	Morgan Stanley	484	68,285	67,760	432
Verizon Communications, Inc.	Morgan Stanley	6,154	244,995	242,468	1,521
		14,924	450,984	462,773	19,593
Transportation
CH Robinson Worldwide, Inc.	Morgan Stanley	2,126	199,967	194,657	(1,506)
Expeditors International of Washington, Inc.	Morgan Stanley	2,511	251,092	260,943	19,875
Norfolk Southern Corp.	Morgan Stanley	16	3,372	3,943	1,010
Union Pacific Corp.	Morgan Stanley	532	106,538	110,161	6,030
United Airlines Holdings, Inc.	Morgan Stanley	312	13,567	11,762	(1,591)
United Parcel Service, Inc., Class B	Morgan Stanley	812	134,563	141,158	10,941
		6,309	709,099	722,624	34,759
Utilities
Constellation Energy Corp.	Morgan Stanley	533	48,612	45,950	(1,940)

Total Reference Entity — Long			17,265,337	18,466,525	1,674,124
Short
Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	(990)	(176,743)	(92,199)	84,992
BorgWarner, Inc.	Morgan Stanley	(78)	(3,869)	(3,140)	722
Tesla, Inc.	Morgan Stanley	(186)	(49,332)	(22,911)	26,002
		(1,254)	(229,944)	(118,250)	111,716
Banks
Citizens Financial Group, Inc.	Morgan Stanley	(3,402)	(175,285)	(133,937)	35,303
Comerica, Inc.	Morgan Stanley	(1,346)	(124,132)	(89,980)	29,915
Fifth Third Bancorp	Morgan Stanley	(2,451)	(114,359)	(80,417)	29,808
Huntington Bancshares, Inc.	Morgan Stanley	(1,753)	(26,548)	(24,717)	1,423
KeyCorp	Morgan Stanley	(2,100)	(52,488)	(36,582)	13,886
Regions Financial Corp.	Morgan Stanley	(4,711)	(114,773)	(101,569)	8,314
Signature Bank	Morgan Stanley	(221)	(65,956)	(25,464)	39,542
SVB Financial Group	Morgan Stanley	(140)	(73,150)	(32,220)	40,282

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Banks — (continued)
Truist Financial Corp.	Morgan Stanley	(3,903)	$(243,014)	$(167,946)	$65,785
US Bancorp	Morgan Stanley	(648)	(37,825)	(28,259)	8,039
Zions Bancorp NA	Morgan Stanley	(979)	(65,850)	(48,128)	15,668
		(21,654)	(1,093,380)	(769,219)	287,965
Capital Goods
Boeing Co. (The)	Morgan Stanley	(1,371)	(461,272)	(261,162)	192,940
Cummins, Inc.	Morgan Stanley	(466)	(112,717)	(112,907)	(1,245)
Eaton Corp. PLC (Ireland)	Morgan Stanley	(509)	(79,745)	(79,888)	(1,271)
Generac Holdings, Inc.	Morgan Stanley	(3,123)	(394,620)	(314,361)	75,490
Howmet Aerospace, Inc.	Morgan Stanley	(245)	(9,528)	(9,655)	(163)
Huntington Ingalls Industries, Inc.	Morgan Stanley	(303)	(70,725)	(69,896)	(99)
Ingersoll Rand, Inc.	Morgan Stanley	(154)	(8,244)	(8,047)	164
Parker-Hannifin Corp.	Morgan Stanley	(895)	(266,789)	(260,445)	3,076
Quanta Services, Inc.	Morgan Stanley	(800)	(110,711)	(114,000)	(4,517)
Raytheon Technologies Corp.	Morgan Stanley	(2,247)	(207,636)	(226,767)	(22,813)
Stanley Black & Decker, Inc.	Morgan Stanley	(2,474)	(421,716)	(185,847)	224,320
TransDigm Group, Inc.	Morgan Stanley	(199)	(132,320)	(125,300)	2,194
United Rentals, Inc.	Morgan Stanley	(128)	(47,732)	(45,494)	1,752
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	(918)	(84,238)	(91,626)	(8,558)
Xylem, Inc.	Morgan Stanley	(642)	(73,374)	(70,986)	1,339
		(14,474)	(2,481,367)	(1,976,381)	462,609
Commercial & Professional Services
Cintas Corp.	Morgan Stanley	(20)	(9,096)	(9,032)	33
Copart, Inc.	Morgan Stanley	(917)	(60,143)	(55,836)	3,951
CoStar Group, Inc.	Morgan Stanley	(1,780)	(133,779)	(137,558)	(5,124)
Equifax, Inc.	Morgan Stanley	(170)	(33,626)	(33,041)	317
		(2,887)	(236,644)	(235,467)	(823)
Consumer Durables & Apparel
DR Horton, Inc.	Morgan Stanley	(175)	(17,245)	(15,600)	1,440
Mohawk Industries, Inc.	Morgan Stanley	(744)	(102,273)	(76,052)	25,292
Newell Brands, Inc.	Morgan Stanley	(23,289)	(418,615)	(304,620)	102,442
NVR, Inc.	Morgan Stanley	(22)	(118,265)	(101,477)	15,706
PulteGroup, Inc.	Morgan Stanley	(1,852)	(83,612)	(84,322)	(2,008)
Ralph Lauren Corp.	Morgan Stanley	(24)	(2,656)	(2,536)	62
		(26,106)	(742,666)	(584,607)	142,934
Consumer Services
Caesars Entertainment, Inc.	Morgan Stanley	(3,826)	(198,697)	(159,162)	37,677
Carnival Corp. (Panama)	Morgan Stanley	(2,602)	(23,024)	(20,972)	1,886
Chipotle Mexican Grill, Inc.	Morgan Stanley	(102)	(182,411)	(141,524)	39,335
Darden Restaurants, Inc.	Morgan Stanley	(1,465)	(215,549)	(202,653)	5,335
Las Vegas Sands Corp.	Morgan Stanley	(1,849)	(82,362)	(88,881)	(7,344)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(3,525)	(57,709)	(43,146)	14,063
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(6,109)	(336,074)	(301,968)	30,920
Wynn Resorts Ltd.	Morgan Stanley	(1,148)	(102,203)	(94,676)	6,599
		(20,626)	(1,198,029)	(1,052,982)	128,471
Diversified Financials
Ameriprise Financial, Inc.	Morgan Stanley	(106)	(30,803)	(33,005)	(2,743)

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Diversified Financials — (continued)
Capital One Financial Corp.	Morgan Stanley	(652)	$(99,684)	$(60,610)	$37,031
Discover Financial Services	Morgan Stanley	(973)	(114,854)	(95,189)	17,687
Invesco Ltd. (Bermuda)	Morgan Stanley	(2,161)	(40,469)	(38,876)	1,267
Moody's Corp.	Morgan Stanley	(522)	(150,128)	(145,440)	3,187
MSCI, Inc.	Morgan Stanley	(455)	(248,055)	(211,652)	32,825
Northern Trust Corp.	Morgan Stanley	(515)	(61,082)	(45,572)	13,844
Raymond James Financial, Inc.	Morgan Stanley	(742)	(79,172)	(79,283)	(1,563)
State Street Corp.	Morgan Stanley	(879)	(82,365)	(68,184)	11,244
Synchrony Financial	Morgan Stanley	(5,404)	(241,252)	(177,575)	58,207
		(12,409)	(1,147,864)	(955,386)	170,986
Energy
ONEOK, Inc.	Morgan Stanley	(1,668)	(104,803)	(109,588)	(5,737)
Targa Resources Corp.	Morgan Stanley	(4,454)	(311,484)	(327,369)	(19,346)
Williams Cos., Inc. (The)	Morgan Stanley	(1,543)	(50,814)	(50,765)	(889)
		(7,665)	(467,101)	(487,722)	(25,972)
Food, Beverage & Tobacco
J M Smucker Co. (The)	Morgan Stanley	(22)	(3,227)	(3,486)	(996)
Health Care Equipment & Services
Align Technology, Inc.	Morgan Stanley	(1,636)	(537,624)	(345,032)	187,367
Baxter International, Inc.	Morgan Stanley	(1,339)	(114,371)	(68,249)	43,913
Becton Dickinson and Co.	Morgan Stanley	(666)	(168,506)	(169,364)	(3,805)
Boston Scientific Corp.	Morgan Stanley	(1,801)	(81,144)	(83,332)	(3,242)
Cooper Cos., Inc. (The)	Morgan Stanley	(143)	(59,708)	(47,286)	12,706
Dexcom, Inc.	Morgan Stanley	(1,780)	(224,272)	(201,567)	20,552
Edwards Lifesciences Corp.	Morgan Stanley	(2,125)	(243,222)	(158,546)	82,390
Hologic, Inc.	Morgan Stanley	(129)	(9,681)	(9,651)	(7)
IDEXX Laboratories, Inc.	Morgan Stanley	(524)	(293,065)	(213,771)	76,317
Intuitive Surgical, Inc.	Morgan Stanley	(664)	(224,866)	(176,192)	46,921
ResMed, Inc.	Morgan Stanley	(863)	(198,178)	(179,616)	16,178
STERIS PLC (Ireland)	Morgan Stanley	(1,433)	(268,130)	(264,661)	253
Stryker Corp.	Morgan Stanley	(500)	(129,499)	(122,245)	4,647
Universal Health Services, Inc., Class B	Morgan Stanley	(1,499)	(181,001)	(211,194)	(32,568)
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(1,172)	(137,605)	(149,430)	(13,371)
		(16,274)	(2,870,872)	(2,400,136)	438,251
Household & Personal Products
Clorox Co. (The)	Morgan Stanley	(145)	(26,313)	(20,348)	7,346
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	(1,096)	(312,718)	(271,929)	34,478
		(1,241)	(339,031)	(292,277)	41,824
Insurance
Allstate Corp. (The)	Morgan Stanley	(734)	(96,780)	(99,530)	(3,659)
American International Group, Inc.	Morgan Stanley	(1,420)	(83,502)	(89,801)	(7,490)
Hartford Financial Services Group, Inc. (The)	Morgan Stanley	(2,076)	(143,099)	(157,423)	(17,427)
Lincoln National Corp.	Morgan Stanley	(3,049)	(218,880)	(93,665)	120,200
Principal Financial Group, Inc.	Morgan Stanley	(35)	(3,165)	(2,937)	697
Prudential Financial, Inc.	Morgan Stanley	(1,924)	(210,429)	(191,361)	11,965
Willis Towers Watson PLC (Ireland)	Morgan Stanley	(197)	(47,180)	(48,182)	(1,562)
		(9,435)	(803,035)	(682,899)	102,724

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Materials
Albemarle Corp.	Morgan Stanley	(475)	$(131,426)	$(103,009)	$27,523
Ball Corp.	Morgan Stanley	(130)	(12,727)	(6,648)	5,814
DuPont de Nemours, Inc.	Morgan Stanley	(439)	(30,578)	(30,129)	225
Ecolab, Inc.	Morgan Stanley	(105)	(22,038)	(15,284)	6,436
Freeport-McMoRan, Inc.	Morgan Stanley	(2,418)	(92,414)	(91,884)	(303)
International Flavors & Fragrances, Inc.	Morgan Stanley	(172)	(26,287)	(18,032)	7,507
Martin Marietta Materials, Inc.	Morgan Stanley	(415)	(162,146)	(140,258)	19,449
PPG Industries, Inc.	Morgan Stanley	(11)	(1,499)	(1,383)	995
Sherwin-Williams Co. (The)	Morgan Stanley	(98)	(27,484)	(23,258)	3,840
Vulcan Materials Co.	Morgan Stanley	(554)	(109,831)	(97,011)	11,032
		(4,817)	(616,430)	(526,896)	82,518
Media & Entertainment
DISH Network Corp., Class A	Morgan Stanley	(26,511)	(499,653)	(372,214)	122,683
Live Nation Entertainment, Inc.	Morgan Stanley	(1,786)	(195,938)	(124,556)	69,552
Match Group, Inc.	Morgan Stanley	(19)	(3,094)	(788)	2,332
Walt Disney Co. (The)	Morgan Stanley	(398)	(38,289)	(34,578)	3,408
		(28,714)	(736,974)	(532,136)	197,975
Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	Morgan Stanley	(1,233)	(159,031)	(184,518)	(27,690)
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	(471)	(260,545)	(198,051)	60,042
Bio-Techne Corp.	Morgan Stanley	(2,930)	(321,265)	(242,838)	74,768
Catalent, Inc.	Morgan Stanley	(6,340)	(434,326)	(285,363)	144,685
Charles River Laboratories International, Inc.	Morgan Stanley	(686)	(190,777)	(149,479)	39,417
IQVIA Holdings, Inc.	Morgan Stanley	(775)	(187,901)	(158,790)	27,358
Mettler-Toledo International, Inc.	Morgan Stanley	(149)	(201,970)	(215,372)	(15,607)
PerkinElmer, Inc.	Morgan Stanley	(1,727)	(238,639)	(242,160)	(5,740)
Thermo Fisher Scientific, Inc.	Morgan Stanley	(87)	(46,730)	(47,910)	(1,533)
Waters Corp.	Morgan Stanley	(686)	(217,138)	(235,010)	(20,112)
West Pharmaceutical Services, Inc.	Morgan Stanley	(325)	(127,714)	(76,489)	50,540
		(15,409)	(2,386,036)	(2,035,980)	326,128
Real Estate
Boston Properties, Inc., REIT	Morgan Stanley	(95)	(10,954)	(6,420)	4,206
Equinix, Inc., REIT	Morgan Stanley	(118)	(92,948)	(77,294)	13,555
Host Hotels & Resorts, Inc., REIT	Morgan Stanley	(197)	(3,700)	(3,162)	491
Iron Mountain, Inc., REIT	Morgan Stanley	(2,542)	(124,548)	(126,719)	(4,890)
Regency Centers Corp., REIT	Morgan Stanley	(166)	(10,838)	(10,375)	313
Vornado Realty Trust, REIT	Morgan Stanley	(1,409)	(66,842)	(29,321)	34,254
		(4,527)	(309,830)	(253,291)	47,929
Retailing
Advance Auto Parts, Inc.	Morgan Stanley	(880)	(153,825)	(129,386)	20,898
CarMax, Inc.	Morgan Stanley	(592)	(87,702)	(36,047)	50,866
Dollar Tree, Inc.	Morgan Stanley	(1)	(168)	(141)	81
Etsy, Inc.	Morgan Stanley	(362)	(88,943)	(43,360)	44,783
Pool Corp.	Morgan Stanley	(115)	(53,259)	(34,768)	17,601
Tractor Supply Co.	Morgan Stanley	(361)	(82,264)	(81,214)	(992)
		(2,311)	(466,161)	(324,916)	133,237

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(2,531)	$(265,619)	$(163,933)	$100,554
Analog Devices, Inc.	Morgan Stanley	(236)	(41,718)	(38,711)	2,444
First Solar, Inc.	Morgan Stanley	(772)	(121,101)	(115,638)	4,354
Intel Corp.	Morgan Stanley	(12,766)	(364,609)	(337,405)	21,674
Microchip Technology, Inc.	Morgan Stanley	(99)	(8,573)	(6,955)	1,477
Monolithic Power Systems, Inc.	Morgan Stanley	(417)	(184,175)	(147,455)	33,959
NVIDIA Corp.	Morgan Stanley	(2,505)	(504,795)	(366,081)	133,659
Skyworks Solutions, Inc.	Morgan Stanley	(312)	(42,485)	(28,433)	13,307
		(19,638)	(1,533,075)	(1,204,611)	311,428
Software & Services
Ceridian HCM Holding, Inc.	Morgan Stanley	(1,968)	(200,987)	(126,247)	72,861
Fidelity National Information Services, Inc.	Morgan Stanley	(1,971)	(224,369)	(133,732)	85,618
Fortinet, Inc.	Morgan Stanley	(2,532)	(171,531)	(123,789)	46,146
Global Payments, Inc.	Morgan Stanley	(839)	(133,370)	(83,329)	48,089
Intuit, Inc.	Morgan Stanley	(198)	(107,462)	(77,066)	29,870
Paychex, Inc.	Morgan Stanley	(47)	(5,365)	(5,431)	160
Paycom Software, Inc.	Morgan Stanley	(395)	(149,915)	(122,572)	25,893
PTC, Inc.	Morgan Stanley	(2,035)	(281,646)	(244,281)	34,708
Tyler Technologies, Inc.	Morgan Stanley	(517)	(204,673)	(166,686)	35,969
		(10,502)	(1,479,318)	(1,083,133)	379,314
Technology Hardware & Equipment
Arista Networks, Inc.	Morgan Stanley	(289)	(37,343)	(35,070)	1,956
Juniper Networks, Inc.	Morgan Stanley	(1,949)	(60,940)	(62,290)	(1,739)
Teledyne Technologies, Inc.	Morgan Stanley	(2)	(964)	(800)	211
Trimble, Inc.	Morgan Stanley	(3,361)	(252,860)	(169,932)	81,371
Western Digital Corp.	Morgan Stanley	(6,977)	(250,007)	(220,124)	29,324
Zebra Technologies Corp., Class A	Morgan Stanley	(2)	(1,215)	(513)	746
		(12,580)	(603,329)	(488,729)	111,869
Transportation
FedEx Corp.	Morgan Stanley	(157)	(27,786)	(27,192)	1,094
JB Hunt Transport Services, Inc.	Morgan Stanley	(513)	(104,022)	(89,447)	12,894
		(670)	(131,808)	(116,639)	13,988
Utilities
Alliant Energy Corp.	Morgan Stanley	(2,465)	(150,060)	(136,093)	11,365
American Electric Power Co., Inc.	Morgan Stanley	(320)	(30,830)	(30,384)	206
American Water Works Co., Inc.	Morgan Stanley	(1,712)	(278,783)	(260,943)	10,479
Atmos Energy Corp.	Morgan Stanley	(252)	(29,380)	(28,242)	911
CenterPoint Energy, Inc.	Morgan Stanley	(6,330)	(182,783)	(189,837)	(9,602)
Dominion Energy, Inc.	Morgan Stanley	(652)	(54,949)	(39,981)	15,845
Edison International	Morgan Stanley	(5,442)	(325,801)	(346,220)	(27,710)
Entergy Corp.	Morgan Stanley	(446)	(51,852)	(50,175)	(1,713)
Evergy, Inc.	Morgan Stanley	(132)	(9,238)	(8,307)	742
Eversource Energy	Morgan Stanley	(460)	(42,594)	(38,566)	3,086
FirstEnergy Corp.	Morgan Stanley	(1,002)	(38,352)	(42,024)	(4,088)
NextEra Energy, Inc.	Morgan Stanley	(214)	(19,153)	(17,890)	1,005
NiSource, Inc.	Morgan Stanley	(5,334)	(139,445)	(146,258)	(8,314)
Pinnacle West Capital Corp.	Morgan Stanley	(1,807)	(166,884)	(137,404)	16,693

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Concluded)
December 31, 2022
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Utilities — (continued)
WEC Energy Group, Inc.	Morgan Stanley	(491)	$(46,698)	$(46,036)	$208
Xcel Energy, Inc.	Morgan Stanley	(322)	(22,637)	(22,575)	(322)
		(27,381)	(1,589,439)	(1,540,935)	8,791

Total Reference Entity — Short			(21,465,560)	(17,666,078)	3,472,866
Net Value of Reference Entity			$(4,200,223)	$800,447	$5,146,990

*	Includes $146,320 related to open trades, dividends receivables/payables and swap receivables/payables activities.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $5,146,990, which are considered Level 2 as of and for the period ended December 31, 2022.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM TOTAL RETURN FUND
Portfolio of Investments
December 31, 2022
(Unaudited)
	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 98.4%
Gotham Defensive Long 500 Fund	138,718	$ 1,879,628
Gotham Enhanced 500 ETF	180,215	3,768,061
Gotham Enhanced S&P 500 Index Fund	214,852	2,829,594
Gotham Hedged Core Fund	280,210	2,821,714
Gotham Hedged Plus Fund	167,729	1,880,244
Gotham Large Value Fund	267,644	3,602,490
Gotham Neutral Fund*	172,821	1,871,655
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $19,190,707)		18,653,386
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%		310,432
NET ASSETS - 100.0%		$18,963,818

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
*	Non-income producing.
ETF	Exchange-Traded Fund
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2022.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments
December 31, 2022
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 140.4%
COMMON STOCKS — 140.4%
Automobiles & Components — 1.9%
Aptiv PLC (Jersey)†*	3	$ 279
BorgWarner, Inc.	56	2,254
Ford Motor Co.†	2,498	29,052
General Motors Co.†	900	30,276
		61,861
Banks — 2.0%
Bank of America Corp.	118	3,908
Citigroup, Inc.	32	1,447
Citizens Financial Group, Inc.	4	158
Fifth Third Bancorp	6	197
First Republic Bank	57	6,948
JPMorgan Chase & Co.†	298	39,962
KeyCorp.	9	157
PNC Financial Services Group, Inc. (The)	6	948
Signature Bank	20	2,304
SVB Financial Group*	14	3,222
Truist Financial Corp.	13	559
US Bancorp	81	3,533
Wells Fargo & Co.	46	1,899
Zions Bancorp NA	1	49
		65,291
Capital Goods — 5.4%
3M Co.†	352	42,212
A. O. Smith Corp.	38	2,175
Carrier Global Corp.†	13	536
Caterpillar, Inc.	7	1,677
Dover Corp.	1	135
Emerson Electric Co.†	84	8,069
Fastenal Co.	5	237
Fortive Corp.†	33	2,120
General Dynamics Corp.†	2	496
General Electric Co.†	102	8,547
IDEX Corp.	16	3,653
Illinois Tool Works, Inc.	47	10,354
Johnson Controls International PLC (Ireland)†	152	9,728
Lockheed Martin Corp.†	78	37,946
Masco Corp.	140	6,534
Northrop Grumman Corp.†	15	8,184
Pentair PLC (Ireland)	103	4,633
Rockwell Automation, Inc.	1	258
Snap-on, Inc.	12	2,742
Stanley Black & Decker, Inc.	36	2,704
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Textron, Inc.	38	$ 2,690
Trane Technologies PLC (Ireland)†	97	16,305
WW Grainger, Inc.	2	1,113
		173,048
Commercial & Professional Services — 0.2%
Leidos Holdings, Inc.	2	211
Robert Half International, Inc.	69	5,094
		5,305
Consumer Durables & Apparel — 0.3%
DR Horton, Inc.	3	267
Hasbro, Inc.	1	61
Lennar Corp., Class A	27	2,444
Mohawk Industries, Inc.*	14	1,431
Tapestry, Inc.	2	76
Whirlpool Corp.†	37	5,234
		9,513
Consumer Services — 2.6%
Booking Holdings, Inc.†*	9	18,137
Caesars Entertainment, Inc.*	51	2,122
Expedia Group, Inc.*	98	8,585
Hilton Worldwide Holdings, Inc.	1	126
Marriott International, Inc., Class A	3	447
McDonald's Corp.†	107	28,198
MGM Resorts International	255	8,550
Starbucks Corp.†	149	14,781
Yum! Brands, Inc.	3	384
		81,330
Diversified Financials — 6.7%
Bank of New York Mellon Corp. (The)	347	15,795
Berkshire Hathaway, Inc., Class B†*	275	84,947
BlackRock, Inc.†	37	26,219
Capital One Financial Corp.	5	465
Cboe Global Markets, Inc.	1	125
Charles Schwab Corp. (The)	17	1,415
CME Group, Inc.	4	673
Franklin Resources, Inc.†	313	8,257
Goldman Sachs Group, Inc. (The)	4	1,373
Intercontinental Exchange, Inc.†	342	35,086
Invesco Ltd. (Bermuda)	141	2,537
Nasdaq, Inc.†	289	17,730
Northern Trust Corp.	30	2,655
S&P Global, Inc.	3	1,005

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
State Street Corp.	3	$ 233
T Rowe Price Group, Inc.†	143	15,596
		214,111
Energy — 17.1%
APA Corp.†	223	10,410
Chevron Corp.†	422	75,745
ConocoPhillips†	765	90,270
Devon Energy Corp.†	411	25,281
Diamondback Energy, Inc.†	110	15,046
EOG Resources, Inc.†	365	47,275
EQT Corp.	229	7,747
Exxon Mobil Corp.†	780	86,034
Hess Corp.	4	567
Marathon Oil Corp.†	467	12,642
Marathon Petroleum Corp.†	345	40,154
Occidental Petroleum Corp.†	583	36,723
Phillips 66†	299	31,120
Pioneer Natural Resources Co.†	151	34,487
Valero Energy Corp.†	254	32,222
		545,723
Food & Staples Retailing — 0.8%
Kroger Co. (The)	10	446
Walgreens Boots Alliance, Inc.†	538	20,099
Walmart, Inc.†	39	5,530
		26,075
Food, Beverage & Tobacco — 6.2%
Altria Group, Inc.†	957	43,744
Archer-Daniels-Midland Co.†	352	32,683
Campbell Soup Co.	182	10,328
Coca-Cola Co. (The)†	535	34,031
Conagra Brands, Inc.	5	194
General Mills, Inc.†	221	18,531
Hershey Co. (The)†	2	463
Kellogg Co.	178	12,681
Keurig Dr Pepper, Inc.	14	499
Kraft Heinz Co. (The)†	53	2,158
Lamb Weston Holdings, Inc.	1	89
Molson Coors Beverage Co., Class B	3	155
PepsiCo, Inc.	13	2,349
Philip Morris International, Inc.†	263	26,618
Tyson Foods, Inc., Class A†	224	13,944
		198,467
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — 8.5%
Abbott Laboratories†	186	$ 20,421
AmerisourceBergen Corp.†	116	19,222
Baxter International, Inc.	5	255
Cardinal Health, Inc.	169	12,991
Centene Corp.†*	7	574
Cigna Corp.†	171	56,659
Cooper Cos., Inc. (The)	1	331
CVS Health Corp.†	500	46,595
DaVita, Inc.†*	57	4,256
DENTSPLY SIRONA, Inc.	134	4,267
HCA Healthcare, Inc.	22	5,279
Henry Schein, Inc.*	30	2,396
Humana, Inc.†	65	33,292
Laboratory Corp. of America Holdings†	55	12,952
McKesson Corp.†	92	34,511
Medtronic PLC (Ireland)	18	1,399
Molina Healthcare, Inc.*	1	330
Quest Diagnostics, Inc.†	73	11,420
Teleflex, Inc.	11	2,746
		269,896
Household & Personal Products — 0.6%
Kimberly-Clark Corp.	11	1,493
Procter & Gamble Co. (The)†	116	17,581
		19,074
Insurance — 0.7%
Aflac, Inc.	6	432
Aon PLC, Class A (Ireland)	2	600
Arch Capital Group Ltd. (Bermuda)*	214	13,435
Brown & Brown, Inc.	4	228
Cincinnati Financial Corp.	1	102
Globe Life, Inc.	1	121
Lincoln National Corp.	17	522
Loews Corp.	2	117
Marsh & McLennan Cos., Inc.	7	1,158
MetLife, Inc.	8	579
Principal Financial Group, Inc.	2	168
W R Berkley Corp.	55	3,991
		21,453
Materials — 4.5%
Air Products and Chemicals, Inc.	2	617
Amcor PLC (Jersey)	21	250
Avery Dennison Corp.	1	181
Ball Corp.	67	3,426
Celanese Corp.	68	6,952

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
CF Industries Holdings, Inc.†	130	$ 11,076
Dow, Inc.†	450	22,675
Eastman Chemical Co.	76	6,189
FMC Corp.	16	1,997
Freeport-McMoRan, Inc.†	168	6,384
International Flavors & Fragrances, Inc.	2	210
International Paper Co.†	224	7,757
LyondellBasell Industries NV, Class A (Netherlands)†	199	16,523
Mosaic Co. (The)	218	9,564
Nucor Corp.†	171	22,540
Packaging Corp. of America	59	7,547
PPG Industries, Inc.	3	377
Sealed Air Corp.	91	4,539
Steel Dynamics, Inc.	104	10,161
Westrock Co.	159	5,590
		144,555
Media & Entertainment — 11.1%
Activision Blizzard, Inc.†	72	5,512
Alphabet, Inc., Class A†*	1,575	138,962
Charter Communications, Inc., Class A†*	104	35,267
Comcast Corp., Class A†	2,376	83,089
Electronic Arts, Inc.	26	3,177
Fox Corp., Class A†	341	10,356
Interpublic Group of Cos., Inc. (The)	246	8,194
Live Nation Entertainment, Inc.*	2	140
Match Group, Inc.*	62	2,572
Meta Platforms, Inc., Class A†*	295	35,500
Netflix, Inc.†*	41	12,090
News Corp., Class A	180	3,276
Omnicom Group, Inc.†	128	10,441
Paramount Global, Class B	166	2,802
Take-Two Interactive Software, Inc.*	16	1,666
Warner Bros Discovery, Inc.*	223	2,114
		355,158
Pharmaceuticals, Biotechnology & Life Sciences — 14.0%
AbbVie, Inc.†	108	17,454
Amgen, Inc.†	130	34,143
Biogen, Inc.†*	83	22,984
Bristol-Myers Squibb Co.†	200	14,390
Danaher Corp.†	68	18,048
Gilead Sciences, Inc.†	648	55,631
Illumina, Inc.*	15	3,033
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Incyte Corp.*	21	$ 1,687
Johnson & Johnson†	283	49,992
Merck & Co., Inc.†	828	91,866
Moderna, Inc.†*	144	25,865
Organon & Co.	159	4,441
Pfizer, Inc.†	1,040	53,290
Regeneron Pharmaceuticals, Inc.†*	12	8,658
Vertex Pharmaceuticals, Inc.†*	129	37,253
Viatris, Inc.	753	8,381
		447,116
Real Estate — 4.8%
Alexandria Real Estate Equities, Inc., REIT	40	5,827
American Tower Corp., REIT†	43	9,110
AvalonBay Communities, Inc., REIT	80	12,922
Boston Properties, Inc., REIT	95	6,420
Camden Property Trust, REIT	39	4,363
CBRE Group, Inc., Class A†*	197	15,161
Crown Castle, Inc., REIT	40	5,426
Digital Realty Trust, Inc., REIT	64	6,417
Equity Residential, REIT	84	4,956
Essex Property Trust, Inc., REIT	15	3,179
Extra Space Storage, Inc., REIT	2	294
Federal Realty Investment Trust, REIT	4	404
Healthpeak Properties, Inc., REIT	125	3,134
Invitation Homes, Inc., REIT	6	178
Mid-America Apartment Communities, Inc., REIT	16	2,512
Prologis, Inc., REIT†	91	10,259
Public Storage, REIT	3	841
Realty Income Corp., REIT†	386	24,484
SBA Communications Corp., REIT	10	2,803
Simon Property Group, Inc., REIT	5	587
UDR, Inc., REIT	78	3,021
Ventas, Inc., REIT	3	135
VICI Properties, Inc., REIT	111	3,596
Vornado Realty Trust, REIT	59	1,228
Welltower, Inc., REIT	175	11,471
Weyerhaeuser Co., REIT†	461	14,291
		153,019
Retailing — 6.2%
Advance Auto Parts, Inc.	5	735
Amazon.com, Inc.†*	1,128	94,752

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Best Buy Co., Inc.†	10	$ 802
CarMax, Inc.*	93	5,663
eBay, Inc.†	360	14,929
Genuine Parts Co.	88	15,269
Home Depot, Inc. (The)†	13	4,106
LKQ Corp.	171	9,133
Lowe's Cos., Inc.†	63	12,552
O'Reilly Automotive, Inc.†*	26	21,945
Pool Corp.	9	2,721
Ross Stores, Inc.†	112	13,000
Ulta Beauty, Inc.*	1	469
		196,076
Semiconductors & Semiconductor Equipment — 7.3%
Advanced Micro Devices, Inc.*	15	972
Applied Materials, Inc.†	498	48,495
Broadcom, Inc.†	22	12,301
KLA Corp.†	43	16,212
Lam Research Corp.†	85	35,725
Microchip Technology, Inc.	125	8,781
Micron Technology, Inc.†	100	4,998
NXP Semiconductors NV (Netherlands)†	161	25,443
ON Semiconductor Corp.†*	268	16,715
Qorvo, Inc.*	67	6,073
QUALCOMM, Inc.†	421	46,285
Skyworks Solutions, Inc.	1	91
SolarEdge Technologies, Inc.*	5	1,416
Teradyne, Inc.	99	8,648
		232,155
Software & Services — 15.5%
Accenture PLC, Class A (Ireland)†	301	80,319
Adobe, Inc.†*	42	14,134
Akamai Technologies, Inc.*	99	8,346
ANSYS, Inc.*	8	1,933
Autodesk, Inc.*	20	3,737
Automatic Data Processing, Inc.	5	1,194
Broadridge Financial Solutions, Inc.	1	134
Cadence Design Systems, Inc.*	26	4,177
Cognizant Technology Solutions Corp., Class A	47	2,688
DXC Technology Co.*	71	1,882
EPAM Systems, Inc.*	5	1,639
Fidelity National Information Services, Inc.	124	8,413
FleetCor Technologies, Inc.*	47	8,633
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
International Business Machines Corp.†	14	$ 1,972
Jack Henry & Associates, Inc.	1	176
Mastercard, Inc., Class A†	89	30,948
Microsoft Corp.†	826	198,091
PayPal Holdings, Inc.†*	637	45,367
Roper Technologies, Inc.	10	4,321
Salesforce, Inc.†*	146	19,358
ServiceNow, Inc.†*	19	7,377
Synopsys, Inc.*	14	4,470
VeriSign, Inc.*	17	3,493
Visa, Inc., Class A†	191	39,682
		492,484
Technology Hardware & Equipment — 12.9%
Amphenol Corp., Class A†	371	28,248
Apple, Inc.†	1,460	189,698
CDW Corp.	2	357
Cisco Systems, Inc.†	2,194	104,522
Corning, Inc.†	501	16,002
F5, Inc.*	38	5,453
Hewlett Packard Enterprise Co.	12	192
HP, Inc.†	691	18,567
Keysight Technologies, Inc.*	1	171
NetApp, Inc.†	128	7,688
Seagate Technology Holdings PLC (Ireland)	62	3,262
TE Connectivity Ltd. (Switzerland)†	198	22,730
Teledyne Technologies, Inc.*	11	4,399
Western Digital Corp.*	4	126
Zebra Technologies Corp., Class A†*	33	8,462
		409,877
Telecommunication Services — 4.3%
AT&T, Inc.†	3,217	59,225
Lumen Technologies, Inc.	643	3,357
T-Mobile US, Inc.*	16	2,240
Verizon Communications, Inc.†	1,828	72,023
		136,845
Transportation — 6.1%
CH Robinson Worldwide, Inc.	28	2,564
CSX Corp.†	373	11,555
Expeditors International of Washington, Inc.†	104	10,808
Norfolk Southern Corp.†	145	35,731

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Union Pacific Corp.†	344	$ 71,232
United Parcel Service, Inc., Class B†	362	62,930
		194,820
Utilities — 0.7%
AES Corp. (The)	8	230
Constellation Energy Corp.†	204	17,587
Exelon Corp.	13	562
NRG Energy, Inc.	39	1,241
PG&E Corp.*	182	2,959
		22,579
TOTAL COMMON STOCKS (Cost $4,028,928)		4,475,831

TOTAL LONG POSITIONS - 140.4% (Cost $4,028,928)		4,475,831
SHORT POSITIONS — (41.8)%
COMMON STOCKS — (41.8)%
Banks — (0.5)%
Comerica, Inc.	(29)	(1,939)
Huntington Bancshares, Inc.	(315)	(4,442)
M&T Bank Corp.	(38)	(5,512)
Regions Financial Corp.	(204)	(4,398)
		(16,291)
Capital Goods — (4.4)%
Allegion PLC (Ireland)	(19)	(2,000)
AMETEK, Inc.	(1)	(140)
Boeing Co. (The)*	(130)	(24,764)
Cummins, Inc.	(30)	(7,269)
Deere & Co.	(8)	(3,430)
Eaton Corp. PLC (Ireland)	(85)	(13,341)
Generac Holdings, Inc.*	(14)	(1,409)
Honeywell International, Inc.	(8)	(1,714)
Howmet Aerospace, Inc.	(83)	(3,271)
Huntington Ingalls Industries, Inc.	(9)	(2,076)
Ingersoll Rand, Inc.	(45)	(2,351)
L3Harris Technologies, Inc.	(42)	(8,745)
Otis Worldwide Corp.	(70)	(5,482)
PACCAR, Inc.	(27)	(2,672)
Parker-Hannifin Corp.	(27)	(7,857)
Quanta Services, Inc.	(30)	(4,275)
Raytheon Technologies Corp.	(320)	(32,294)
TransDigm Group, Inc.	(12)	(7,556)
United Rentals, Inc.*	(1)	(355)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Westinghouse Air Brake Technologies Corp.	(40)	$ (3,992)
Xylem, Inc.	(40)	(4,423)
		(139,416)
Commercial & Professional Services — (1.9)%
Cintas Corp.	(22)	(9,935)
Copart, Inc.*	(103)	(6,272)
CoStar Group, Inc.*	(88)	(6,801)
Equifax, Inc.	(24)	(4,665)
Jacobs Solutions, Inc.	(3)	(360)
Republic Services, Inc.	(68)	(8,771)
Rollins, Inc.	(123)	(4,494)
Verisk Analytics, Inc.	(35)	(6,175)
Waste Management, Inc.	(74)	(11,609)
		(59,082)
Consumer Durables & Apparel — (0.6)%
Garmin Ltd. (Switzerland)	(18)	(1,661)
Newell Brands, Inc.	(89)	(1,164)
NIKE, Inc., Class B	(43)	(5,031)
NVR, Inc.*	(1)	(4,613)
PulteGroup, Inc.	(52)	(2,368)
Ralph Lauren Corp.	(14)	(1,479)
VF Corp.	(83)	(2,292)
		(18,608)
Consumer Services — (0.9)%
Carnival Corp. (Panama)*	(258)	(2,079)
Chipotle Mexican Grill, Inc.*	(7)	(9,712)
Darden Restaurants, Inc.	(27)	(3,735)
Las Vegas Sands Corp.*	(166)	(7,980)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(90)	(1,101)
Royal Caribbean Cruises Ltd. (Liberia)*	(55)	(2,719)
Wynn Resorts Ltd.*	(27)	(2,227)
		(29,553)
Diversified Financials — (1.6)%
American Express Co.	(36)	(5,319)
Ameriprise Financial, Inc.	(4)	(1,246)
Discover Financial Services	(59)	(5,772)
MarketAxess Holdings, Inc.	(6)	(1,673)
Moody's Corp.	(39)	(10,866)
Morgan Stanley	(125)	(10,628)
MSCI, Inc.	(18)	(8,373)

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Raymond James Financial, Inc.	(47)	$ (5,022)
Synchrony Financial	(98)	(3,220)
		(52,119)
Energy — (1.7)%
Baker Hughes Co.	(213)	(6,290)
Coterra Energy, Inc.	(173)	(4,251)
Halliburton Co.	(183)	(7,201)
Kinder Morgan, Inc.	(143)	(2,585)
ONEOK, Inc.	(95)	(6,241)
Schlumberger Ltd. (Curacao)	(304)	(16,252)
Targa Resources Corp.	(49)	(3,602)
Williams Cos., Inc. (The)	(263)	(8,653)
		(55,075)
Food & Staples Retailing — (0.8)%
Costco Wholesale Corp.	(41)	(18,716)
Sysco Corp.	(110)	(8,410)
		(27,126)
Food, Beverage & Tobacco — (1.3)%
Brown-Forman Corp., Class B	(105)	(6,896)
Constellation Brands, Inc., Class A	(27)	(6,257)
Hormel Foods Corp.	(120)	(5,466)
J M Smucker Co. (The)	(23)	(3,645)
McCormick & Co., Inc., non-voting shares	(59)	(4,891)
Mondelez International, Inc., Class A	(21)	(1,400)
Monster Beverage Corp.*	(114)	(11,574)
		(40,129)
Health Care Equipment & Services — (3.8)%
Align Technology, Inc.*	(18)	(3,796)
Becton Dickinson and Co.	(63)	(16,021)
Boston Scientific Corp.*	(312)	(14,436)
Dexcom, Inc.*	(85)	(9,626)
Edwards Lifesciences Corp.*	(107)	(7,983)
Elevance Health, Inc.	(2)	(1,026)
Hologic, Inc.*	(54)	(4,040)
IDEXX Laboratories, Inc.*	(18)	(7,343)
Intuitive Surgical, Inc.*	(63)	(16,717)
ResMed, Inc.	(32)	(6,660)
STERIS PLC (Ireland)	(22)	(4,063)
Stryker Corp.	(82)	(20,048)
UnitedHealth Group, Inc.	(2)	(1,061)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Universal Health Services, Inc., Class B	(15)	$ (2,113)
Zimmer Biomet Holdings, Inc.	(46)	(5,865)
		(120,798)
Household & Personal Products — (1.1)%
Church & Dwight Co., Inc.	(53)	(4,272)
Clorox Co. (The)	(27)	(3,789)
Colgate-Palmolive Co.	(78)	(6,146)
Estee Lauder Cos., Inc. (The), Class A	(78)	(19,352)
		(33,559)
Insurance — (2.4)%
Allstate Corp. (The)	(59)	(8,000)
American International Group, Inc.	(172)	(10,877)
Arthur J Gallagher & Co.	(41)	(7,730)
Chubb Ltd. (Switzerland)	(44)	(9,707)
Everest Re Group Ltd. (Bermuda)	(3)	(994)
Hartford Financial Services Group, Inc. (The)	(71)	(5,384)
Progressive Corp. (The)	(119)	(15,436)
Prudential Financial, Inc.	(81)	(8,056)
Travelers Cos., Inc. (The)	(31)	(5,812)
Willis Towers Watson PLC (Ireland)	(24)	(5,870)
		(77,866)
Materials — (1.9)%
Albemarle Corp.	(26)	(5,638)
Corteva, Inc.	(153)	(8,993)
DuPont de Nemours, Inc.	(24)	(1,647)
Ecolab, Inc.	(55)	(8,006)
Linde PLC (Ireland)	(30)	(9,786)
Martin Marietta Materials, Inc.	(13)	(4,394)
Newmont Corp.	(126)	(5,947)
Sherwin-Williams Co. (The)	(44)	(10,443)
Vulcan Materials Co.	(29)	(5,078)
		(59,932)
Media & Entertainment — (0.7)%
DISH Network Corp., Class A*	(114)	(1,601)
Walt Disney Co. (The)*	(255)	(22,154)
		(23,755)
Pharmaceuticals, Biotechnology & Life Sciences — (3.4)%
Agilent Technologies, Inc.	(65)	(9,727)
Bio-Rad Laboratories, Inc., Class A*	(7)	(2,944)
Bio-Techne Corp.	(36)	(2,984)
Catalent, Inc.*	(39)	(1,755)

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Charles River Laboratories International, Inc.*	(11)	$ (2,397)
Eli Lilly & Co.	(79)	(28,901)
IQVIA Holdings, Inc.*	(51)	(10,449)
Mettler-Toledo International, Inc.*	(5)	(7,227)
PerkinElmer, Inc.	(28)	(3,926)
Thermo Fisher Scientific, Inc.	(46)	(25,332)
Waters Corp.*	(13)	(4,454)
Zoetis, Inc.	(53)	(7,767)
		(107,863)
Real Estate — (0.7)%
Equinix, Inc., REIT	(22)	(14,411)
Host Hotels & Resorts, Inc., REIT	(161)	(2,584)
Iron Mountain, Inc., REIT	(63)	(3,140)
Kimco Realty Corp., REIT	(76)	(1,610)
Regency Centers Corp., REIT	(36)	(2,250)
		(23,995)
Retailing — (2.0)%
Bath & Body Works, Inc.	(46)	(1,939)
Dollar General Corp.	(49)	(12,066)
Dollar Tree, Inc.*	(48)	(6,789)
Etsy, Inc.*	(28)	(3,354)
Target Corp.	(98)	(14,606)
TJX Cos., Inc. (The)	(249)	(19,820)
Tractor Supply Co.	(24)	(5,399)
		(63,973)
Semiconductors & Semiconductor Equipment — (2.5)%
Analog Devices, Inc.	(108)	(17,715)
Enphase Energy, Inc.*	(29)	(7,684)
First Solar, Inc.*	(21)	(3,146)
Intel Corp.	(886)	(23,417)
Monolithic Power Systems, Inc.	(7)	(2,475)
NVIDIA Corp.	(132)	(19,291)
Texas Instruments, Inc.	(28)	(4,626)
		(78,354)
Software & Services — (2.4)%
Ceridian HCM Holding, Inc.*	(33)	(2,117)
Fiserv, Inc.*	(90)	(9,096)
Fortinet, Inc.*	(170)	(8,311)
Gen Digital, Inc.	(143)	(3,064)
Global Payments, Inc.	(55)	(5,463)
Intuit, Inc.	(27)	(10,509)
Oracle Corp.	(241)	(19,699)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Paychex, Inc.	(78)	$ (9,014)
Paycom Software, Inc.*	(12)	(3,724)
PTC, Inc.*	(26)	(3,121)
Tyler Technologies, Inc.*	(10)	(3,224)
		(77,342)
Technology Hardware & Equipment — (0.6)%
Arista Networks, Inc.*	(67)	(8,131)
Juniper Networks, Inc.	(69)	(2,205)
Motorola Solutions, Inc.	(25)	(6,443)
Trimble, Inc.*	(22)	(1,112)
		(17,891)
Transportation — (0.8)%
Alaska Air Group, Inc.*	(27)	(1,159)
American Airlines Group, Inc.*	(133)	(1,692)
Delta Air Lines, Inc.*	(140)	(4,601)
FedEx Corp.	(25)	(4,330)
JB Hunt Transport Services, Inc.	(23)	(4,010)
Old Dominion Freight Line, Inc.	(13)	(3,689)
Southwest Airlines Co.*	(129)	(4,344)
United Airlines Holdings, Inc.*	(16)	(603)
		(24,428)
Utilities — (5.8)%
Alliant Energy Corp.	(61)	(3,368)
Ameren Corp.	(62)	(5,513)
American Electric Power Co., Inc.	(124)	(11,774)
American Water Works Co., Inc.	(41)	(6,249)
Atmos Energy Corp.	(30)	(3,362)
CenterPoint Energy, Inc.	(137)	(4,109)
CMS Energy Corp.	(70)	(4,433)
Consolidated Edison, Inc.	(82)	(7,815)
Dominion Energy, Inc.	(179)	(10,976)
DTE Energy Co.	(40)	(4,701)
Duke Energy Corp.	(168)	(17,302)
Edison International	(90)	(5,726)
Entergy Corp.	(50)	(5,625)
Evergy, Inc.	(51)	(3,209)
Eversource Energy	(82)	(6,875)
FirstEnergy Corp.	(136)	(5,704)
NextEra Energy, Inc.	(411)	(34,360)
NiSource, Inc.	(94)	(2,577)
Pinnacle West Capital Corp.	(26)	(1,977)
PPL Corp.	(158)	(4,617)
Public Service Enterprise Group, Inc.	(107)	(6,556)
Sempra Energy	(68)	(10,509)

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Concluded)
December 31, 2022
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
Southern Co. (The)	(14)	$ (1,000)
WEC Energy Group, Inc.	(79)	(7,407)
Xcel Energy, Inc.	(133)	(9,325)
		(185,069)
TOTAL COMMON STOCKS (Proceeds $1,285,374)		(1,332,224)

TOTAL SHORT POSITIONS - (41.8)% (Proceeds $1,285,374)		(1,332,224)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%		43,724
NET ASSETS - 100.0%		$3,187,331

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2022.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM HEDGED PLUS FUND
Portfolio of Investments
December 31, 2022
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 173.7%
COMMON STOCKS — 173.7%
Automobiles & Components — 1.2%
General Motors Co.†	3,324	$ 111,819
Banks — 1.0%
First Horizon Corp.†	3,874	94,913
Capital Goods — 6.2%
3M Co.†	682	81,785
Advanced Drainage Systems, Inc.	140	11,476
Carrier Global Corp.†	189	7,796
EMCOR Group, Inc.	433	64,132
General Dynamics Corp.†	25	6,203
Hubbell, Inc.	185	43,416
Lockheed Martin Corp.†	348	169,298
Masco Corp.†	318	14,841
Northrop Grumman Corp.†	31	16,914
Pentair PLC (Ireland)†	2,089	93,963
Trex Co., Inc.†*	384	16,255
Valmont Industries, Inc.	102	33,728
		559,807
Commercial & Professional Services — 2.7%
Booz Allen Hamilton Holding Corp.†	3	313
Ritchie Bros Auctioneers, Inc. (Canada)†	245	14,168
Robert Half International, Inc.†	2,348	173,353
Science Applications International Corp.	171	18,969
TriNet Group, Inc.†*	592	40,138
		246,941
Consumer Durables & Apparel — 2.3%
Crocs, Inc.*	575	62,347
Deckers Outdoor Corp.†*	239	95,399
Whirlpool Corp.	351	49,653
		207,399
Consumer Services — 6.1%
Expedia Group, Inc.†*	2,054	179,930
McDonald's Corp.†	360	94,871
MGM Resorts International†	4,722	158,329
Restaurant Brands International, Inc. (Canada)†	1,833	118,540
Starbucks Corp.†	3	297
Wyndham Hotels & Resorts, Inc.	12	856
		552,823
Diversified Financials — 8.5%
Berkshire Hathaway, Inc., Class B†*	574	177,309
BlackRock, Inc.	35	24,802
CME Group, Inc.	375	63,060
Intercontinental Exchange, Inc.†	2,051	210,412
	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Nasdaq, Inc.†	2,806	$ 172,148
T Rowe Price Group, Inc.†	914	99,681
Tradeweb Markets, Inc., Class A	354	22,985
		770,397
Energy — 12.3%
Antero Resources Corp.*	240	7,437
Baker Hughes Co.†	222	6,556
Canadian Natural Resources Ltd. (Canada)†	1,521	84,461
Cheniere Energy, Inc.†	830	124,467
Chevron Corp.†	1,447	259,722
ConocoPhillips†	864	101,952
EQT Corp.	296	10,014
Exxon Mobil Corp.†	1,807	199,312
Imperial Oil Ltd. (Canada)†	736	35,872
Marathon Petroleum Corp.†	1,245	144,905
Occidental Petroleum Corp.	135	8,504
Ovintiv, Inc.†	32	1,623
Pembina Pipeline Corp. (Canada)†	40	1,358
Pioneer Natural Resources Co.†	341	77,881
Suncor Energy, Inc. (Canada)†	460	14,596
TechnipFMC PLC (United Kingdom)*	3,262	39,764
		1,118,424
Food & Staples Retailing — 2.0%
Casey's General Stores, Inc.	276	61,921
Sysco Corp.†	67	5,122
Walgreens Boots Alliance, Inc.	105	3,923
Walmart, Inc.†	789	111,872
		182,838
Food, Beverage & Tobacco — 9.6%
Altria Group, Inc.†	2,316	105,864
Archer-Daniels-Midland Co.†	397	36,862
Bunge Ltd. (Bermuda)†	196	19,555
Campbell Soup Co.†	1,851	105,044
Coca-Cola Co. (The)†	821	52,224
General Mills, Inc.†	1,617	135,586
Hershey Co. (The)†	11	2,547
Kellogg Co.†	2,485	177,031
Kraft Heinz Co. (The)†	364	14,818
Philip Morris International, Inc.†	57	5,769
Pilgrim's Pride Corp.†*	2,357	55,932
Tyson Foods, Inc., Class A†	2,623	163,282
		874,514
Health Care Equipment & Services — 17.3%
Abbott Laboratories†	348	38,207
AmerisourceBergen Corp.†	568	94,123

GOTHAM HEDGED PLUS FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Cardinal Health, Inc.†	2,068	$ 158,967
Cigna Corp.†	381	126,241
CVS Health Corp.†	7	652
DaVita, Inc.†*	1,721	128,507
DENTSPLY SIRONA, Inc.	1,503	47,856
Elevance Health, Inc.†	2	1,026
Humana, Inc.†	458	234,583
Laboratory Corp. of America Holdings†	496	116,798
Lantheus Holdings, Inc.†*	1,646	83,880
LHC Group, Inc.*	205	33,147
McKesson Corp.†	491	184,184
Molina Healthcare, Inc.*	4	1,321
Quest Diagnostics, Inc.†	1,101	172,240
Signify Health, Inc., Class A†*	4,964	142,268
UnitedHealth Group, Inc.†	16	8,483
		1,572,483
Household & Personal Products — 1.8%
Kimberly-Clark Corp.†	644	87,423
Procter & Gamble Co. (The)	498	75,477
		162,900
Materials — 1.3%
Barrick Gold Corp. (Canada)†	1,743	29,945
CF Industries Holdings, Inc.†	602	51,291
Dow, Inc.	20	1,008
International Paper Co.†	710	24,587
Newmont Corp.	35	1,652
Packaging Corp. of America	68	8,698
Silgan Holdings, Inc.	29	1,503
		118,684
Media & Entertainment — 17.9%
Activision Blizzard, Inc.†	2,328	178,208
Alphabet, Inc., Class A†*	2,879	254,014
Cable One, Inc.†	162	115,321
Charter Communications, Inc., Class A†*	602	204,138
Comcast Corp., Class A†	5,701	199,364
Electronic Arts, Inc.†	56	6,842
Fox Corp., Class A	2,891	87,800
Match Group, Inc.†*	4,639	192,472
Meta Platforms, Inc., Class A†*	1,103	132,735
Netflix, Inc.†*	300	88,464
New York Times Co. (The), Class A†	833	27,039
News Corp., Class A†	748	13,614
Shaw Communications, Inc., Class B (Canada)	516	14,851
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Sirius XM Holdings, Inc.	6,252	$ 36,512
Take-Two Interactive Software, Inc.†*	34	3,540
TEGNA, Inc.†	3,427	72,618
		1,627,532
Pharmaceuticals, Biotechnology & Life Sciences — 21.2%
AbbVie, Inc.†	379	61,250
Amgen, Inc.†	409	107,420
Avantor, Inc.*	1,049	22,123
Biogen, Inc.†*	167	46,246
Bristol-Myers Squibb Co.†	2,679	192,754
Danaher Corp.†	145	38,486
Elanco Animal Health, Inc.*	3,450	42,159
Exelixis, Inc.*	2,105	33,764
Gilead Sciences, Inc.†	2,090	179,427
Illumina, Inc.†*	32	6,470
Johnson & Johnson†	1,167	206,151
Merck & Co., Inc.†	2,883	319,869
Moderna, Inc.†*	2,041	366,604
Organon & Co.	1,397	39,018
Pfizer, Inc.†	1,509	77,321
QIAGEN N. V. (Netherlands)†*	2,881	143,676
Regeneron Pharmaceuticals, Inc.†*	12	8,658
United Therapeutics Corp.*	9	2,503
Vertex Pharmaceuticals, Inc.†*	127	36,675
		1,930,574
Real Estate — 0.8%
STORE Capital Corp., REIT	1,304	41,806
Weyerhaeuser Co., REIT	872	27,032
		68,838
Retailing — 10.8%
Amazon.com, Inc.†*	2,025	170,100
AutoZone, Inc.†*	27	66,587
Bath & Body Works, Inc.†	3,349	141,127
Best Buy Co., Inc.†	49	3,930
Dillard's, Inc., Class A	16	5,171
Dollar General Corp.	140	34,475
eBay, Inc.†	4,459	184,915
Genuine Parts Co.†	574	99,595
Lowe's Cos., Inc.†	611	121,736
Murphy USA, Inc.†	449	125,513
Ross Stores, Inc.†	276	32,035
		985,184
Semiconductors & Semiconductor Equipment — 8.0%
Applied Materials, Inc.†	1,306	127,178
Lam Research Corp.†	378	158,874
Qorvo, Inc.†*	2,634	238,746

GOTHAM HEDGED PLUS FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
QUALCOMM, Inc.	345	$ 37,929
Synaptics, Inc.†*	1,507	143,406
Teradyne, Inc.	214	18,693
		724,826
Software & Services — 22.1%
Accenture PLC, Class A (Ireland)†	267	71,246
Adobe, Inc.†*	273	91,873
Akamai Technologies, Inc.†*	2,421	204,090
Amdocs Ltd. (Guernsey)†	1,665	151,348
Automatic Data Processing, Inc.†	10	2,389
CGI, Inc. (Canada)†*	384	33,074
Concentrix Corp.	561	74,703
Dolby Laboratories, Inc., Class A†	1,140	80,416
Euronet Worldwide, Inc.*	37	3,492
Fidelity National Information Services, Inc.	212	14,384
Jack Henry & Associates, Inc.	127	22,296
Mastercard, Inc., Class A†	192	66,764
Microsoft Corp.†	1,483	355,653
Open Text Corp. (Canada)†	2,631	77,983
PayPal Holdings, Inc.†*	5,151	366,854
Roper Technologies, Inc.†	22	9,506
Salesforce, Inc.*	169	22,408
SS&C Technologies Holdings, Inc.†	3,913	203,711
VeriSign, Inc.*	357	73,342
Visa, Inc., Class A†	412	85,597
		2,011,129
Technology Hardware & Equipment — 10.4%
Apple, Inc.†	2,960	384,593
Cisco Systems, Inc.†	4,313	205,471
Dell Technologies, Inc., Class C†	1,572	63,226
F5, Inc.†*	723	103,758
IPG Photonics Corp.*	76	7,195
NetApp, Inc.	113	6,787
TE Connectivity Ltd. (Switzerland)	223	25,600
Zebra Technologies Corp., Class A†*	574	147,179
		943,809
Telecommunication Services — 5.4%
AT&T, Inc.†	6,240	114,879
BCE, Inc. (Canada)†	2,422	106,447
Rogers Communications, Inc., Class B (Canada)†	1,010	47,308
T-Mobile US, Inc.*	142	19,880
Verizon Communications, Inc.†	5,215	205,471
		493,985
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 4.8%
CH Robinson Worldwide, Inc.	669	$ 61,254
Expeditors International of Washington, Inc.†	2,410	250,447
FedEx Corp.†	53	9,179
Ryder System, Inc.	12	1,003
Union Pacific Corp.	279	57,772
United Airlines Holdings, Inc.*	160	6,032
United Parcel Service, Inc., Class B	269	46,763
XPO, Inc.†*	16	533
		432,983
TOTAL COMMON STOCKS (Cost $14,965,727)		15,792,802

TOTAL LONG POSITIONS - 173.7% (Cost $14,965,727)		15,792,802
SHORT POSITIONS — (74.9)%
COMMON STOCKS — (74.9)%
Automobiles & Components — (0.1)%
QuantumScape Corp.*	(1,045)	(5,925)
Banks — (1.6)%
East West Bancorp, Inc.	(118)	(7,776)
Hancock Whitney Corp.	(168)	(8,129)
Regions Financial Corp.	(3,287)	(70,868)
SouthState Corp.	(164)	(12,523)
Synovus Financial Corp.	(585)	(21,967)
Wintrust Financial Corp.	(325)	(27,469)
		(148,732)
Capital Goods — (10.4)%
Ballard Power Systems, Inc. (Canada)*	(41)	(196)
Bloom Energy Corp., Class A*	(1,098)	(20,994)
Boeing Co. (The)*	(17)	(3,238)
Chart Industries, Inc.*	(1)	(115)
Core & Main, Inc., Class A*	(1,284)	(24,794)
Cummins, Inc.	(99)	(23,987)
Evoqua Water Technologies Corp.*	(557)	(22,057)
Hexcel Corp.	(1,425)	(83,861)
MasTec, Inc.*	(1,680)	(143,355)
MDU Resources Group, Inc.	(1,740)	(52,792)
Mercury Systems, Inc.*	(549)	(24,562)
Middleby Corp. (The)*	(50)	(6,695)
Oshkosh Corp.	(1,417)	(124,965)
Parker-Hannifin Corp.	(319)	(92,829)
Plug Power, Inc.*	(778)	(9,624)
Quanta Services, Inc.	(96)	(13,680)
Raytheon Technologies Corp.	(399)	(40,267)

GOTHAM HEDGED PLUS FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Vertiv Holdings Co.	(7,612)	$ (103,980)
Virgin Galactic Holdings, Inc.*	(725)	(2,523)
WESCO International, Inc.*	(1,172)	(146,735)
		(941,249)
Commercial & Professional Services — (1.0)%
Driven Brands Holdings, Inc.*	(1,403)	(38,316)
GFL Environmental, Inc. (Canada)	(756)	(22,098)
KBR, Inc.	(21)	(1,109)
Stericycle, Inc.*	(534)	(26,641)
		(88,164)
Consumer Durables & Apparel — (2.4)%
Mattel, Inc.*	(621)	(11,079)
Newell Brands, Inc.	(5,427)	(70,985)
Peloton Interactive, Inc., Class A*	(1,479)	(11,743)
Polaris, Inc.	(165)	(16,665)
PulteGroup, Inc.	(62)	(2,823)
Skechers USA, Inc., Class A*	(2,602)	(109,154)
		(222,449)
Consumer Services — (4.2)%
ADT, Inc.	(2,405)	(21,813)
Carnival Corp. (Panama)*	(1,203)	(9,696)
Chipotle Mexican Grill, Inc.*	(9)	(12,487)
Churchill Downs, Inc.	(483)	(102,121)
Darden Restaurants, Inc.	(439)	(60,727)
DraftKings, Inc., Class A*	(9)	(103)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(1,637)	(20,037)
Royal Caribbean Cruises Ltd. (Liberia)*	(1,919)	(94,856)
Texas Roadhouse, Inc.	(293)	(26,648)
Wynn Resorts Ltd.*	(446)	(36,782)
		(385,270)
Diversified Financials — (9.9)%
Ares Management Corp., Class A	(1,701)	(116,416)
Blackstone, Inc.	(1,574)	(116,775)
Coinbase Global, Inc., Class A*	(276)	(9,768)
Credit Acceptance Corp.*	(237)	(112,433)
Discover Financial Services	(252)	(24,653)
Equitable Holdings, Inc.	(4,429)	(127,112)
Jefferies Financial Group, Inc.	(1,911)	(65,509)
KKR & Co., Inc.	(2,024)	(93,954)
OneMain Holdings, Inc.	(776)	(25,848)
Raymond James Financial, Inc.	(29)	(3,099)
Robinhood Markets, Inc., Class A*	(12,283)	(99,984)
Stifel Financial Corp.	(964)	(56,269)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Synchrony Financial	(1,114)	$ (36,606)
Voya Financial, Inc.	(158)	(9,715)
		(898,141)
Energy — (6.1)%
Antero Midstream Corp.	(6,044)	(65,215)
Cameco Corp. (Canada)	(53)	(1,201)
Chord Energy Corp.	(581)	(79,487)
DT Midstream, Inc.	(553)	(30,559)
HF Sinclair Corp.	(1,572)	(81,571)
NOV, Inc.	(694)	(14,498)
ONEOK, Inc.	(168)	(11,038)
PDC Energy, Inc.	(614)	(38,977)
Phillips 66	(131)	(13,634)
SM Energy Co.	(1,809)	(63,007)
Targa Resources Corp.	(2,101)	(154,423)
Valaris Ltd. (Bermuda)*	(30)	(2,029)
		(555,639)
Food, Beverage & Tobacco — (1.2)%
Darling Ingredients, Inc.*	(1,691)	(105,840)
Health Care Equipment & Services — (3.4)%
Acadia Healthcare Co., Inc.*	(136)	(11,196)
Dexcom, Inc.*	(60)	(6,794)
Encompass Health Corp.	(279)	(16,687)
Globus Medical, Inc., Class A*	(618)	(45,899)
Insulet Corp.*	(222)	(65,355)
Nevro Corp.*	(82)	(3,247)
Novocure Ltd. (Jersey)*	(1,334)	(97,849)
ResMed, Inc.	(230)	(47,870)
STERIS PLC (Ireland)	(89)	(16,437)
		(311,334)
Household & Personal Products — (0.2)%
Coty, Inc., Class A*	(2,101)	(17,984)
Insurance — (3.1)%
Allstate Corp. (The)	(392)	(53,155)
American International Group, Inc.	(634)	(40,094)
Axis Capital Holdings Ltd. (Bermuda)	(867)	(46,966)
Hartford Financial Services Group, Inc. (The)	(784)	(59,451)
Old Republic International Corp.	(769)	(18,571)
Prudential Financial, Inc.	(620)	(61,665)
Selective Insurance Group, Inc.	(24)	(2,127)
		(282,029)
Materials — (3.0)%
Ashland, Inc.	(432)	(46,453)

GOTHAM HEDGED PLUS FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
Axalta Coating Systems Ltd. (Bermuda)*	(398)	$ (10,137)
Livent Corp.*	(365)	(7,253)
MP Materials Corp.*	(1,300)	(31,564)
Royal Gold, Inc.	(1,195)	(134,700)
RPM International, Inc.	(199)	(19,392)
Wheaton Precious Metals Corp. (Canada)	(548)	(21,416)
		(270,915)
Media & Entertainment — (1.9)%
DISH Network Corp., Class A*	(8,154)	(114,482)
ROBLOX Corp., Class A*	(1,851)	(52,680)
Roku, Inc.*	(49)	(1,994)
		(169,156)
Pharmaceuticals, Biotechnology & Life Sciences — (8.5)%
10X Genomics, Inc., Class A*	(1,053)	(38,371)
ACADIA Pharmaceuticals, Inc.*	(1,221)	(19,438)
Adaptive Biotechnologies Corp.*	(118)	(902)
Agilent Technologies, Inc.	(64)	(9,578)
Agios Pharmaceuticals, Inc.*	(119)	(3,342)
Alkermes PLC (Ireland)*	(2,332)	(60,935)
Allakos, Inc.*	(785)	(6,610)
Allogene Therapeutics, Inc.*	(1,016)	(6,391)
Alnylam Pharmaceuticals, Inc.*	(54)	(12,833)
Amicus Therapeutics, Inc.*	(1,487)	(18,156)
Arrowhead Pharmaceuticals, Inc.*	(26)	(1,055)
BioMarin Pharmaceutical, Inc.*	(16)	(1,656)
Bluebird Bio, Inc.*	(233)	(1,612)
Blueprint Medicines Corp.*	(209)	(9,156)
Bridgebio Pharma, Inc.*	(1,319)	(10,051)
Catalent, Inc.*	(307)	(13,818)
Cerevel Therapeutics Holdings, Inc.*	(585)	(18,451)
Exact Sciences Corp.*	(2,599)	(128,676)
FibroGen, Inc.*	(834)	(13,361)
Intellia Therapeutics, Inc.*	(129)	(4,501)
Ionis Pharmaceuticals, Inc.*	(1,761)	(66,513)
Iovance Biotherapeutics, Inc.*	(613)	(3,917)
Karuna Therapeutics, Inc.*	(369)	(72,508)
Kodiak Sciences, Inc.*	(430)	(3,079)
Madrigal Pharmaceuticals, Inc.*	(18)	(5,224)
Mirati Therapeutics, Inc.*	(120)	(5,437)
Natera, Inc.*	(445)	(17,876)
Nektar Therapeutics*	(1,198)	(2,707)
NeoGenomics, Inc.*	(412)	(3,807)
Perrigo Co. PLC (Ireland)	(338)	(11,522)
Prometheus Biosciences, Inc.*	(137)	(15,070)
PTC Therapeutics, Inc.*	(57)	(2,176)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Reata Pharmaceuticals, Inc., Class A*	(130)	$ (4,939)
Repligen Corp.*	(109)	(18,455)
Roivant Sciences Ltd. (Bermuda)*	(3,137)	(25,065)
Sarepta Therapeutics, Inc.*	(94)	(12,180)
Seagen, Inc.*	(59)	(7,582)
SNDL, Inc. (Canada)*	(8,707)	(18,198)
TG Therapeutics, Inc.*	(179)	(2,118)
Ultragenyx Pharmaceutical, Inc.*	(1,268)	(58,746)
Waters Corp.*	(106)	(36,313)
		(772,325)
Real Estate — (0.3)%
Iron Mountain, Inc., REIT	(140)	(6,979)
Omega Healthcare Investors, Inc., REIT	(671)	(18,754)
		(25,733)
Retailing — (3.3)%
Carvana Co.*	(474)	(2,247)
Chewy, Inc., Class A*	(29)	(1,075)
Five Below, Inc.*	(556)	(98,340)
Floor & Decor Holdings, Inc., Class A*	(95)	(6,615)
Gap, Inc. (The)	(150)	(1,692)
Kohl's Corp.	(306)	(7,726)
Lithia Motors, Inc.	(646)	(132,262)
Penske Automotive Group, Inc.	(143)	(16,435)
Petco Health & Wellness Co., Inc.*	(1,527)	(14,476)
Tractor Supply Co.	(55)	(12,373)
Vroom, Inc.*	(985)	(1,005)
Wayfair, Inc., Class A*	(292)	(9,604)
		(303,850)
Semiconductors & Semiconductor Equipment — (2.1)%
Entegris, Inc.	(271)	(17,775)
GLOBALFOUNDRIES, Inc. (Cayman Islands)*	(344)	(18,538)
Intel Corp.	(3,218)	(85,052)
NVIDIA Corp.	(370)	(54,072)
Wolfspeed, Inc.*	(237)	(16,362)
		(191,799)
Software & Services — (2.2)%
Appfolio, Inc., Class A*	(22)	(2,318)
AppLovin Corp., Class A*	(1,252)	(13,184)
Bentley Systems, Inc., Class B	(31)	(1,146)
BlackBerry Ltd. (Canada)*	(17,495)	(57,034)
Block, Inc.*	(1,072)	(67,364)

GOTHAM HEDGED PLUS FUND
Portfolio of Investments (Concluded)
December 31, 2022
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
CCC Intelligent Solutions Holdings, Inc.*	(48)	$ (418)
Informatica, Inc., Class A*	(230)	(3,747)
Nutanix, Inc., Class A*	(432)	(11,254)
PTC, Inc.*	(278)	(33,371)
Toast, Inc., Class A*	(81)	(1,460)
Unity Software, Inc.*	(199)	(5,689)
		(196,985)
Technology Hardware & Equipment — (1.6)%
Ciena Corp.*	(1,336)	(68,109)
National Instruments Corp.	(1,405)	(51,845)
Novanta, Inc. (Canada)*	(24)	(3,261)
Ubiquiti, Inc.	(72)	(19,694)
		(142,909)
Telecommunication Services — (1.0)%
Frontier Communications Parent, Inc.*	(3,627)	(92,416)
Transportation — (0.9)%
Canadian Pacific Railway Ltd. (Canada)	(857)	(63,924)
Hertz Global Holdings, Inc.*	(1,406)	(21,638)
		(85,562)
Utilities — (6.5)%
Alliant Energy Corp.	(578)	(31,911)
American Water Works Co., Inc.	(391)	(59,596)
Atmos Energy Corp.	(138)	(15,466)
Avangrid, Inc.	(477)	(20,501)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
Black Hills Corp.	(70)	$ (4,924)
CenterPoint Energy, Inc.	(2,367)	(70,986)
CMS Energy Corp.	(1)	(63)
Edison International	(2,179)	(138,628)
New Jersey Resources Corp.	(30)	(1,489)
NiSource, Inc.	(1,941)	(53,222)
Ormat Technologies, Inc.	(599)	(51,802)
Pinnacle West Capital Corp.	(695)	(52,848)
PPL Corp.	(56)	(1,636)
Southwest Gas Holdings, Inc.	(7)	(433)
Vistra Corp.	(3,849)	(89,297)
		(592,802)
TOTAL COMMON STOCKS (Proceeds $8,209,218)		(6,807,208)

TOTAL SHORT POSITIONS - (74.9)% (Proceeds $8,209,218)		(6,807,208)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		108,284
NET ASSETS - 100.0%		$9,093,878

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2022.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 84.7%
Automobiles & Components — 4.5%
Adient PLC (Ireland)*	2,714	$ 94,149
Aptiv PLC (Jersey)*	3,738	348,120
General Motors Co.(a)	9,783	329,100
Harley-Davidson, Inc.	1,029	42,806
Lear Corp.(a)	685	84,954
		899,129
Capital Goods — 8.5%
3M Co.	263	31,539
Advanced Drainage Systems, Inc.(a)	1,013	83,036
Allison Transmission Holdings, Inc.	587	24,419
Armstrong World Industries, Inc.	56	3,841
Atkore, Inc.*	9	1,021
CAE, Inc. (Canada)*	1,562	30,209
Caterpillar, Inc.(a)	5	1,198
Chart Industries, Inc.(a)*	1,499	172,730
Donaldson Co., Inc.	629	37,029
EMCOR Group, Inc.(a)	569	84,275
Fortune Brands Innovations, Inc.(a)	2,028	115,819
HEICO Corp.	136	20,895
Honeywell International, Inc.(a)	90	19,287
Hubbell, Inc.(a)	1,073	251,812
Johnson Controls International PLC (Ireland)	25	1,600
Lincoln Electric Holdings, Inc.(a)	195	28,175
Mueller Industries, Inc.(a)	948	55,932
Nordson Corp.	122	29,002
Parsons Corp.(a)*	814	37,647
Quanta Services, Inc.(a)	345	49,162
Simpson Manufacturing Co., Inc.	214	18,973
Textron, Inc.(a)	2,326	164,681
Toro Co. (The)	10	1,132
Valmont Industries, Inc.(a)	234	77,377
WillScot Mobile Mini Holdings Corp.(a)*	3,697	166,993
WW Grainger, Inc.(a)	335	186,344
Xylem, Inc.(a)	117	12,937
		1,707,065
Commercial & Professional Services — 0.9%
CACI International, Inc., Class A*	6	1,804
Dun & Bradstreet Holdings, Inc.	231	2,832
Insperity, Inc.	269	30,558
Leidos Holdings, Inc.	254	26,718
ManpowerGroup, Inc.(a)	486	40,440
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Rollins, Inc.(a)	2,048	$ 74,834
Science Applications International Corp.	12	1,331
		178,517
Consumer Durables & Apparel — 0.0%
BRP, Inc., sub-voting shares (Canada)	75	5,726
Leggett & Platt, Inc.	71	2,289
		8,015
Consumer Services — 2.6%
Airbnb, Inc., Class A(a)*	1,211	103,540
Aramark(a)	1,203	49,732
Boyd Gaming Corp.	111	6,053
Bright Horizons Family Solutions, Inc.*	67	4,228
Caesars Entertainment, Inc.(a)*	2,188	91,021
Expedia Group, Inc.(a)*	1,146	100,390
Hilton Worldwide Holdings, Inc.	231	29,189
International Game Technology PLC (United Kingdom)	725	16,443
McDonald's Corp.	20	5,271
Penn Entertainment, Inc.(a)*	2,475	73,507
Wingstop, Inc.(a)	288	39,634
Wyndham Hotels & Resorts, Inc.	33	2,353
		521,361
Energy — 8.9%
Antero Resources Corp.(a)*	4,907	152,068
Cactus, Inc., Class A	70	3,518
California Resources Corp.	112	4,873
Cenovus Energy, Inc. (Canada)	3,478	67,508
Cheniere Energy, Inc.	1,135	170,205
Chevron Corp.(a)	1,634	293,287
Comstock Resources, Inc.(a)	1,847	25,322
ConocoPhillips(a)	51	6,018
Enbridge, Inc. (Canada)	11	430
Enerplus Corp. (Canada)	96	1,694
EOG Resources, Inc.(a)	143	18,521
Exxon Mobil Corp.(a)	3,202	353,181
Imperial Oil Ltd. (Canada)	2,331	113,613
Marathon Oil Corp.(a)	1,711	46,317
Occidental Petroleum Corp.(a)	3,787	238,543
Range Resources Corp.(a)	1,837	45,962
Suncor Energy, Inc. (Canada)	7,403	234,897
		1,775,957

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — 1.7%
Casey's General Stores, Inc.(a)	686	$ 153,904
Costco Wholesale Corp.(a)	339	154,754
Kroger Co. (The)(a)	847	37,759
Sprouts Farmers Market, Inc.*	57	1,845
		348,262
Food, Beverage & Tobacco — 3.2%
Archer-Daniels-Midland Co.(a)	1,450	134,633
Boston Beer Co., Inc. (The), Class A(a)*	698	230,005
Bunge Ltd. (Bermuda)	1,857	185,273
Lancaster Colony Corp.	164	32,357
Pilgrim's Pride Corp.(a)*	2,147	50,948
		633,216
Health Care Equipment & Services — 7.8%
Cardinal Health, Inc.(a)	3,386	260,282
Centene Corp.(a)*	2,474	202,893
CVS Health Corp.(a)	2,491	232,136
Dexcom, Inc.(a)*	2,894	327,716
Haemonetics Corp.(a)*	834	65,594
HealthEquity, Inc.*	476	29,341
Humana, Inc.(a)	456	233,559
Inspire Medical Systems, Inc.*	19	4,786
Lantheus Holdings, Inc.(a)*	3,920	199,763
Shockwave Medical, Inc.*	21	4,318
		1,560,388
Household & Personal Products — 0.0%
Olaplex Holdings, Inc.*	5	26
Materials — 7.0%
Air Products and Chemicals, Inc.(a)	334	102,959
Albemarle Corp.(a)	1,031	223,583
Ball Corp.	219	11,200
CF Industries Holdings, Inc.(a)	3,354	285,761
Element Solutions, Inc.	1,130	20,555
FMC Corp.	3	374
Franco-Nevada Corp. (Canada)	544	74,245
Huntsman Corp.(a)	1,896	52,102
Mosaic Co. (The)(a)	4,628	203,030
MP Materials Corp.*	1,696	41,179
Nucor Corp.(a)	1,158	152,636
Nutrien Ltd. (Canada)	480	35,054
Olin Corp.(a)	1,193	63,157
Reliance Steel & Aluminum Co.(a)	304	61,542
Silgan Holdings, Inc.(a)	599	31,052
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Steel Dynamics, Inc.	186	$ 18,172
Valvoline, Inc.	629	20,537
		1,397,138
Media & Entertainment — 5.9%
Alphabet, Inc., Class A*	39	3,441
Cable One, Inc.(a)	16	11,390
Charter Communications, Inc., Class A(a)*	682	231,266
Electronic Arts, Inc.(a)	1,673	204,407
Fox Corp., Class A(a)	7,796	236,765
Match Group, Inc.(a)*	7,124	295,575
Netflix, Inc.*	130	38,334
New York Times Co. (The), Class A	345	11,199
Nexstar Media Group, Inc.(a)	449	78,588
Sirius XM Holdings, Inc.(a)	10,294	60,117
TripAdvisor, Inc.*	275	4,945
World Wrestling Entertainment, Inc., Class A	20	1,370
		1,177,397
Pharmaceuticals, Biotechnology & Life Sciences — 5.1%
AbCellera Biologics, Inc. (Canada)*	144	1,459
Amgen, Inc.(a)	277	72,751
Biogen, Inc.*	131	36,277
Bristol-Myers Squibb Co.	250	17,987
Bruker Corp.(a)	313	21,394
Elanco Animal Health, Inc.(a)*	2,995	36,599
Exact Sciences Corp.(a)*	250	12,377
Exelixis, Inc.(a)*	8,996	144,296
Horizon Therapeutics PLC (Ireland)*	584	66,459
Illumina, Inc.(a)*	150	30,330
Ionis Pharmaceuticals, Inc.(a)*	2,966	112,026
IQVIA Holdings, Inc.(a)*	747	153,053
Jazz Pharmaceuticals PLC (Ireland)*	788	125,536
Neurocrine Biosciences, Inc.(a)*	12	1,433
QIAGEN N. V. (Netherlands)*	1,573	78,446
Vertex Pharmaceuticals, Inc.(a)*	364	105,116
Vir Biotechnology, Inc.*	119	3,012
		1,018,551
Retailing — 2.6%
AutoNation, Inc.(a)*	1,100	118,030
CarMax, Inc.*	939	57,176
Dillard's, Inc., Class A	14	4,525
eBay, Inc.	32	1,327

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Foot Locker, Inc.(a)	2,618	$ 98,934
Murphy USA, Inc.(a)	833	232,857
		512,849
Semiconductors & Semiconductor Equipment — 8.0%
Analog Devices, Inc.(a)	1,650	270,649
Diodes, Inc.(a)*	693	52,765
Enphase Energy, Inc.(a)*	993	263,105
GLOBALFOUNDRIES, Inc. (Cayman Islands)*	5,159	278,019
Lam Research Corp.(a)	452	189,976
MACOM Technology Solutions Holdings, Inc.*	109	6,865
Marvell Technology, Inc.	159	5,889
Microchip Technology, Inc.	1,237	86,899
NXP Semiconductors NV (Netherlands)	680	107,460
ON Semiconductor Corp.(a)*	1,968	122,744
Rambus, Inc.(a)*	1,808	64,763
Synaptics, Inc.(a)*	1,681	159,964
		1,609,098
Software & Services — 9.1%
Accenture PLC, Class A (Ireland)	524	139,824
Akamai Technologies, Inc.(a)*	1,500	126,450
Autodesk, Inc.(a)*	600	112,122
Automatic Data Processing, Inc.(a)	528	126,118
Box, Inc., Class A*	901	28,048
Descartes Systems Group, Inc. (The) (Canada)*	8	557
DocuSign, Inc.(a)*	863	47,827
Dropbox, Inc., Class A(a)*	1,157	25,894
DXC Technology Co.(a)*	2,092	55,438
Guidewire Software, Inc.*	152	9,509
Jack Henry & Associates, Inc.(a)	328	57,584
MongoDB, Inc.(a)*	423	83,263
New Relic, Inc.*	29	1,637
Nutanix, Inc., Class A(a)*	3,013	78,489
Okta, Inc.(a)*	2,219	151,624
Paychex, Inc.	785	90,715
PayPal Holdings, Inc.(a)*	4,312	307,101
Qualys, Inc.*	114	12,794
Salesforce, Inc.(a)*	792	105,011
Smartsheet, Inc., Class A*	641	25,230
Splunk, Inc.(a)*	1,876	161,505
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
SS&C Technologies Holdings, Inc.(a)	101	$ 5,258
WEX, Inc.(a)*	488	79,861
		1,831,859
Technology Hardware & Equipment — 4.7%
Amphenol Corp., Class A(a)	1,946	148,169
Apple, Inc.(a)	1,524	198,013
CDW Corp.	35	6,250
Corning, Inc.(a)	993	31,717
Dell Technologies, Inc., Class C(a)	5,170	207,938
F5, Inc.*	12	1,722
Fabrinet (Cayman Islands)*	79	10,129
Hewlett Packard Enterprise Co.(a)	5,799	92,552
Sanmina Corp.*	273	15,640
Super Micro Computer, Inc.(a)*	572	46,961
TE Connectivity Ltd. (Switzerland)	763	87,592
Teledyne Technologies, Inc.(a)*	250	99,978
		946,661
Telecommunication Services — 1.2%
BCE, Inc. (Canada)	122	5,362
T-Mobile US, Inc.(a)*	1,739	243,460
		248,822
Transportation — 2.7%
Expeditors International of Washington, Inc.(a)	2,700	280,584
Landstar System, Inc.(a)	243	39,585
Ryder System, Inc.(a)	1,109	92,679
United Airlines Holdings, Inc.(a)*	3,675	138,547
		551,395
Utilities — 0.3%
Constellation Energy Corp.(a)	588	50,691
TOTAL COMMON STOCKS (Cost $17,636,960)		16,976,397
OTHER ASSETS IN EXCESS OF LIABILITIES - 15.3%		3,070,572
NET ASSETS - 100.0%		$20,046,969

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Over-the-counter total return swaps outstanding as of December 31, 2022
The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between September 13, 2023 and January 5, 2026, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents (132.9)% of net assets as of December 31, 2022.
The following table represents the individual long and short positions and related values of total return swaps as of December 31, 2022:
Total Return Swaps
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	Morgan Stanley	303	$11,655	$10,511	$(140)
Aptiv PLC (Jersey)	Morgan Stanley	414	42,589	38,556	(343)
General Motors Co.	Morgan Stanley	1,090	41,288	36,668	(955)
Harley-Davidson, Inc.	Morgan Stanley	113	4,768	4,701	340
Lear Corp.	Morgan Stanley	78	10,510	9,674	116
		1,998	110,810	100,110	(982)
Capital Goods
3M Co.	Morgan Stanley	29	3,470	3,478	300
Advanced Drainage Systems, Inc.	Morgan Stanley	126	15,682	10,328	(3,980)
Allison Transmission Holdings, Inc.	Morgan Stanley	65	2,779	2,704	162
Armstrong World Industries, Inc.	Morgan Stanley	7	527	480	(9)
Atkore, Inc.	Morgan Stanley	1	113	113	2
CAE, Inc. (Canada)	Morgan Stanley	170	3,519	3,288	66
Caterpillar, Inc.	Morgan Stanley	46	10,484	11,020	1,523
Chart Industries, Inc.	Morgan Stanley	164	24,597	18,898	(3,572)
Donaldson Co., Inc.	Morgan Stanley	74	4,408	4,356	324
EMCOR Group, Inc.	Morgan Stanley	64	9,433	9,479	856
Fortune Brands Home & Security, Inc.	Morgan Stanley	227	11,864	12,964	2,122
HEICO Corp.	Morgan Stanley	15	2,302	2,305	194
Honeywell International, Inc.	Morgan Stanley	55	11,135	11,786	1,732
Hubbell, Inc.	Morgan Stanley	119	28,515	27,927	1,967
Johnson Controls International PLC (Ireland)	Morgan Stanley	2	127	128	3
Lincoln Electric Holdings, Inc.	Morgan Stanley	22	3,108	3,179	346
Mueller Industries, Inc.	Morgan Stanley	109	6,799	6,431	236
Nordson Corp.	Morgan Stanley	13	3,076	3,090	277
Parsons Corp.	Morgan Stanley	95	4,572	4,394	210
Quanta Services, Inc.	Morgan Stanley	45	6,536	6,412	439
Simpson Manufacturing Co., Inc.	Morgan Stanley	29	2,449	2,571	326
Textron, Inc.	Morgan Stanley	259	17,819	18,337	2,062
Toro Co. (The)	Morgan Stanley	2	226	226	12
Valmont Industries, Inc.	Morgan Stanley	25	7,989	8,267	976
WillScot Mobile Mini Holdings Corp.	Morgan Stanley	406	18,902	18,339	1,070
WW Grainger, Inc.	Morgan Stanley	38	22,219	21,137	873
Xylem, Inc.	Morgan Stanley	36	3,899	3,981	420
		2,243	226,549	215,618	8,937

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services
CACI International, Inc., Class A	Morgan Stanley	1	$305	$301	$14
Dun & Bradstreet Holdings, Inc.	Morgan Stanley	24	299	294	12
Insperity, Inc.	Morgan Stanley	27	3,098	3,067	236
Leidos Holdings, Inc.	Morgan Stanley	28	2,976	2,945	227
ManpowerGroup, Inc.	Morgan Stanley	53	4,089	4,410	739
Rollins, Inc.	Morgan Stanley	230	8,689	8,404	461
Science Applications International Corp.	Morgan Stanley	2	223	222	9
		365	19,679	19,643	1,698
Consumer Durables & Apparel
BRP, Inc., sub-voting shares (Canada)	Morgan Stanley	9	687	687	39
Leggett & Platt, Inc.	Morgan Stanley	11	353	355	27
		20	1,040	1,042	66
Consumer Services
Airbnb, Inc., Class A	Morgan Stanley	42	3,861	3,591	57
Aramark	Morgan Stanley	62	2,472	2,563	301
Boyd Gaming Corp.	Morgan Stanley	11	596	600	47
Caesars Entertainment, Inc.	Morgan Stanley	236	11,491	9,818	(684)
Expedia Group, Inc.	Morgan Stanley	127	11,772	11,125	367
Hilton Worldwide Holdings, Inc.	Morgan Stanley	25	3,318	3,159	123
International Game Technology PLC (United Kingdom)	Morgan Stanley	78	1,761	1,769	152
McDonald's Corp.	Morgan Stanley	13	3,557	3,426	184
Penn Entertainment, Inc.	Morgan Stanley	272	9,382	8,078	(498)
Wingstop, Inc.	Morgan Stanley	42	6,517	5,780	(176)
Wyndham Hotels & Resorts, Inc.	Morgan Stanley	4	289	285	14
		912	55,016	50,194	(113)
Energy
Cactus, Inc., Class A	Morgan Stanley	6	334	302	(12)
California Resources Corp.	Morgan Stanley	14	669	609	(7)
Cenovus Energy, Inc. (Canada)	Morgan Stanley	534	9,675	10,365	1,544
Cheniere Energy, Inc.	Morgan Stanley	126	21,739	18,895	(936)
Chevron Corp.	Morgan Stanley	182	32,411	32,667	3,162
Comstock Resources, Inc.	Morgan Stanley	283	4,915	3,880	(581)
Enerplus Corp. (Canada)	Morgan Stanley	15	256	265	22
EOG Resources, Inc.	Morgan Stanley	29	4,160	3,756	(10)
Exxon Mobil Corp.	Morgan Stanley	357	39,512	39,377	3,602
Imperial Oil Ltd. (Canada)	Morgan Stanley	254	11,552	12,380	1,900
Marathon Oil Corp.	Morgan Stanley	213	6,558	5,766	(214)
Occidental Petroleum Corp.	Morgan Stanley	427	29,402	26,897	94
Range Resources Corp.	Morgan Stanley	319	8,856	7,981	(87)
Suncor Energy, Inc. (Canada)	Morgan Stanley	818	26,882	25,955	1,533
		3,577	196,921	189,095	10,010
Food & Staples Retailing
Casey's General Stores, Inc.	Morgan Stanley	39	9,292	8,750	256
Costco Wholesale Corp.	Morgan Stanley	37	17,697	16,890	721
Kroger Co. (The)	Morgan Stanley	94	4,300	4,191	256
Sprouts Farmers Market, Inc.	Morgan Stanley	7	227	227	10
		177	31,516	30,058	1,243

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco
Boston Beer Co., Inc. (The), Class A	Morgan Stanley	76	$27,375	$25,044	$37
Bunge Ltd. (Bermuda)	Morgan Stanley	222	21,739	22,149	2,363
Lancaster Colony Corp.	Morgan Stanley	16	3,227	3,157	207
Pilgrim's Pride Corp.	Morgan Stanley	233	5,636	5,529	374
		547	57,977	55,879	2,981
Health Care Equipment & Services
Cardinal Health, Inc.	Morgan Stanley	413	28,700	31,747	5,926
Centene Corp.	Morgan Stanley	280	22,285	22,963	2,605
CVS Health Corp.	Morgan Stanley	293	26,848	27,305	2,836
Dexcom, Inc.	Morgan Stanley	320	37,093	36,237	2,357
Haemonetics Corp.	Morgan Stanley	92	7,461	7,236	414
HealthEquity, Inc.	Morgan Stanley	54	3,317	3,329	291
Humana, Inc.	Morgan Stanley	50	26,886	25,609	1,089
Inspire Medical Systems, Inc.	Morgan Stanley	2	454	504	80
Lantheus Holdings, Inc.	Morgan Stanley	455	30,907	23,187	(5,045)
Shockwave Medical, Inc.	Morgan Stanley	27	7,279	5,551	(1,105)
		1,986	191,230	183,668	9,448
Household & Personal Products
Olaplex Holdings, Inc.	Morgan Stanley	2	11	10	(8)
Materials
Air Products and Chemicals, Inc.	Morgan Stanley	2	525	617	131
Albemarle Corp.	Morgan Stanley	113	30,641	24,505	(3,447)
Ball Corp.	Morgan Stanley	23	1,177	1,176	97
CF Industries Holdings, Inc.	Morgan Stanley	169	15,663	14,399	156
Element Solutions, Inc.	Morgan Stanley	133	2,300	2,419	321
FMC Corp.	Morgan Stanley	4	500	499	36
Franco-Nevada Corp. (Canada)	Morgan Stanley	55	7,380	7,506	758
Huntsman Corp.	Morgan Stanley	221	6,139	6,073	493
Mosaic Co. (The)	Morgan Stanley	684	33,579	30,007	(534)
MP Materials Corp.	Morgan Stanley	190	5,152	4,613	(100)
Nucor Corp.	Morgan Stanley	129	17,323	17,003	1,231
Nutrien Ltd. (Canada)	Morgan Stanley	70	5,161	5,112	419
Olin Corp.	Morgan Stanley	154	6,904	8,153	1,893
Reliance Steel & Aluminum Co.	Morgan Stanley	33	6,610	6,681	662
Silgan Holdings, Inc.	Morgan Stanley	69	3,299	3,577	566
Steel Dynamics, Inc.	Morgan Stanley	21	2,052	2,052	169
Valvoline, Inc.	Morgan Stanley	91	2,953	2,971	271
		2,161	147,358	137,363	3,122
Media & Entertainment
Alphabet, Inc., Class A	Morgan Stanley	4	354	353	21
Cable One, Inc.	Morgan Stanley	5	5,693	3,559	(1,631)
Charter Communications, Inc., Class A	Morgan Stanley	78	25,601	26,450	3,064
Electronic Arts, Inc.	Morgan Stanley	185	23,591	22,603	1,074
Fox Corp., Class A	Morgan Stanley	858	27,502	26,057	987
Match Group, Inc.	Morgan Stanley	798	34,612	33,109	1,494
Netflix, Inc.	Morgan Stanley	20	5,808	5,898	585
New York Times Co. (The), Class A	Morgan Stanley	40	1,289	1,298	113
Nexstar Media Group, Inc.	Morgan Stanley	48	8,025	8,401	1,084

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Sirius XM Holdings, Inc.	Morgan Stanley	1,139	$7,004	$6,652	$248
TripAdvisor, Inc.	Morgan Stanley	29	694	521	(121)
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	8	544	548	42
		3,212	140,717	135,449	6,960
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	Morgan Stanley	16	182	162	(13)
Amgen, Inc.	Morgan Stanley	31	8,299	8,142	555
Biogen, Inc.	Morgan Stanley	15	4,155	4,154	351
Bristol-Myers Squibb Co.	Morgan Stanley	28	1,993	2,015	186
Elanco Animal Health, Inc.	Morgan Stanley	716	10,254	8,750	(872)
Exact Sciences Corp.	Morgan Stanley	62	2,627	3,070	727
Exelixis, Inc.	Morgan Stanley	1,012	16,621	16,232	1,046
Horizon Therapeutics PLC (Ireland)	Morgan Stanley	68	5,109	7,738	3,064
Illumina, Inc.	Morgan Stanley	17	3,612	3,437	96
Ionis Pharmaceuticals, Inc.	Morgan Stanley	328	13,387	12,389	155
IQVIA Holdings, Inc.	Morgan Stanley	98	19,771	20,079	2,017
Jazz Pharmaceuticals PLC (Ireland)	Morgan Stanley	93	13,419	14,816	2,580
Neurocrine Biosciences, Inc.	Morgan Stanley	50	5,901	5,972	552
QIAGEN NV (Netherlands)	Morgan Stanley	180	8,530	8,977	1,185
Vertex Pharmaceuticals, Inc.	Morgan Stanley	41	12,141	11,840	745
Vir Biotechnology, Inc.	Morgan Stanley	9	230	228	9
		2,764	126,231	128,001	12,383
Retailing
AutoNation, Inc.	Morgan Stanley	46	4,828	4,936	519
CarMax, Inc.	Morgan Stanley	102	6,081	6,211	649
Dillard's, Inc., Class A	Morgan Stanley	2	646	646	63
eBay, Inc.	Morgan Stanley	3	120	124	6
Foot Locker, Inc.	Morgan Stanley	294	11,421	11,110	666
Murphy USA, Inc.	Morgan Stanley	94	26,896	26,277	1,737
		541	49,992	49,304	3,640
Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	Morgan Stanley	78	12,847	12,794	1,113
Diodes, Inc.	Morgan Stanley	78	6,235	5,939	236
Enphase Energy, Inc.	Morgan Stanley	149	40,508	39,479	2,480
GLOBALFOUNDRIES, Inc. (Cayman Islands)	Morgan Stanley	568	35,906	30,610	(2,187)
Lam Research Corp.	Morgan Stanley	51	20,765	21,435	2,465
MACOM Technology Solutions Holdings, Inc.	Morgan Stanley	17	1,071	1,071	83
Marvell Technology, Inc.	Morgan Stanley	18	690	667	28
Microchip Technology, Inc.	Morgan Stanley	133	9,234	9,343	902
NXP Semiconductors NV (Netherlands)	Morgan Stanley	109	17,315	17,225	1,431
ON Semiconductor Corp.	Morgan Stanley	220	14,063	13,721	871
Rambus, Inc.	Morgan Stanley	214	7,824	7,665	512
Synaptics, Inc.	Morgan Stanley	204	22,365	19,413	(1,018)
		1,839	188,823	179,362	6,916
Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	58	15,218	15,477	1,571
Akamai Technologies, Inc.	Morgan Stanley	168	14,250	14,162	1,141
Autodesk, Inc.	Morgan Stanley	54	10,567	10,091	433

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Automatic Data Processing, Inc.	Morgan Stanley	59	$14,258	$14,093	$1,065
Descartes Systems Group, Inc. (The) (Canada)	Morgan Stanley	6	410	418	34
DocuSign, Inc.	Morgan Stanley	94	5,375	5,209	293
Dropbox, Inc., Class A	Morgan Stanley	36	732	806	129
DXC Technology Co.	Morgan Stanley	235	6,431	6,227	346
Guidewire Software, Inc.	Morgan Stanley	15	952	938	60
Jack Henry & Associates, Inc.	Morgan Stanley	37	6,642	6,496	434
MongoDB, Inc.	Morgan Stanley	48	9,720	9,448	563
New Relic, Inc.	Morgan Stanley	7	411	395	11
Nutanix, Inc., Class A	Morgan Stanley	334	7,451	8,701	1,863
Okta, Inc.	Morgan Stanley	252	16,288	17,219	2,337
Paychex, Inc.	Morgan Stanley	87	9,946	10,054	962
PayPal Holdings, Inc.	Morgan Stanley	686	54,234	48,857	(676)
Qualys, Inc.	Morgan Stanley	29	3,800	3,255	(224)
Salesforce, Inc.	Morgan Stanley	104	14,065	13,789	138
Smartsheet, Inc., Class A	Morgan Stanley	73	2,973	2,873	149
Splunk, Inc.	Morgan Stanley	208	18,132	17,907	1,341
SS&C Technologies Holdings, Inc.	Morgan Stanley	62	3,159	3,228	338
WEX, Inc.	Morgan Stanley	56	8,849	9,164	1,075
		2,708	223,863	218,807	13,383
Technology Hardware & Equipment
Amphenol Corp., Class A	Morgan Stanley	111	8,045	8,452	1,129
Apple, Inc.	Morgan Stanley	169	22,946	21,958	996
CDW Corp.	Morgan Stanley	3	533	536	40
Corning, Inc.	Morgan Stanley	109	3,507	3,481	293
Dell Technologies, Inc., Class C	Morgan Stanley	567	24,041	22,805	843
F5, Inc.	Morgan Stanley	1	140	144	7
Fabrinet (Cayman Islands)	Morgan Stanley	13	1,649	1,667	152
Hewlett Packard Enterprise Co.	Morgan Stanley	613	9,923	9,783	763
Sanmina Corp.	Morgan Stanley	32	1,930	1,833	62
Super Micro Computer, Inc.	Morgan Stanley	60	4,848	4,926	490
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	83	9,557	9,528	835
Teledyne Technologies, Inc.	Morgan Stanley	28	11,206	11,197	956
		1,789	98,325	96,310	6,566
Telecommunication Services
BCE, Inc. (Canada)	Morgan Stanley	11	501	483	14
T-Mobile US, Inc.	Morgan Stanley	193	28,163	27,020	1,294
		204	28,664	27,503	1,308
Transportation
Expeditors International of Washington, Inc.	Morgan Stanley	300	33,099	31,176	1,080
Landstar System, Inc.	Morgan Stanley	32	4,792	5,213	838
Ryder System, Inc.	Morgan Stanley	121	10,260	10,112	777
United Airlines Holdings, Inc.	Morgan Stanley	445	18,690	16,776	(299)
		898	66,841	63,277	2,396
Utilities
Constellation Energy Corp.	Morgan Stanley	67	6,038	5,776	257

Total Reference Entity — Long			1,967,601	1,886,469	90,211

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Short
Automobiles & Components
Lucid Group, Inc.	Morgan Stanley	(7,445)	$(54,083)	$(50,849)	$3,205
Capital Goods
Aerojet Rocketdyne Holdings, Inc.	Morgan Stanley	(2,459)	(111,869)	(137,532)	(25,712)
ChargePoint Holdings, Inc.	Morgan Stanley	(542)	(5,796)	(5,165)	620
Core & Main, Inc., Class A	Morgan Stanley	(1,109)	(25,641)	(21,415)	4,267
Cummins, Inc.	Morgan Stanley	(2,030)	(483,320)	(491,849)	(11,136)
Curtiss-Wright Corp.	Morgan Stanley	(16)	(2,735)	(2,672)	201
Evoqua Water Technologies Corp.	Morgan Stanley	(446)	(17,853)	(17,662)	(519)
Flowserve Corp.	Morgan Stanley	(4,985)	(152,102)	(152,940)	(1,901)
Generac Holdings, Inc.	Morgan Stanley	(1,797)	(184,629)	(180,886)	3,667
Herc Holdings, Inc.	Morgan Stanley	(308)	(46,801)	(40,524)	5,695
Hexcel Corp.	Morgan Stanley	(1,242)	(69,965)	(73,092)	(3,234)
Huntington Ingalls Industries, Inc.	Morgan Stanley	(1,396)	(326,262)	(322,029)	3,104
Lennox International, Inc.	Morgan Stanley	(291)	(71,424)	(69,616)	603
MasTec, Inc.	Morgan Stanley	(30)	(2,672)	(2,560)	295
Oshkosh Corp.	Morgan Stanley	(2,370)	(195,512)	(209,010)	(14,717)
Parker-Hannifin Corp.	Morgan Stanley	(1,141)	(340,721)	(332,031)	7,618
Pentair PLC (Ireland)	Morgan Stanley	(1,971)	(82,816)	(88,656)	(5,879)
Plug Power, Inc.	Morgan Stanley	(1,648)	(29,132)	(20,386)	8,726
Stanley Black & Decker, Inc.	Morgan Stanley	(998)	(160,546)	(74,970)	83,469
Stantec, Inc. (Canada)	Morgan Stanley	(283)	(13,581)	(13,567)	(80)
TransDigm Group, Inc.	Morgan Stanley	(62)	(38,395)	(39,038)	(666)
Vertiv Holdings Co.	Morgan Stanley	(8,225)	(104,557)	(112,354)	(7,923)
WESCO International, Inc.	Morgan Stanley	(2,370)	(307,127)	(296,724)	10,283
Woodward, Inc.	Morgan Stanley	(371)	(35,640)	(35,842)	(224)
Zurn Elkay Water Solutions Corp.	Morgan Stanley	(240)	(5,881)	(5,076)	1,731
		(36,330)	(2,814,977)	(2,745,596)	58,288
Commercial & Professional Services
Driven Brands Holdings, Inc.	Morgan Stanley	(118)	(3,175)	(3,223)	(57)
Equifax, Inc.	Morgan Stanley	(1,597)	(315,396)	(310,393)	4,663
FTI Consulting, Inc.	Morgan Stanley	(1,502)	(250,292)	(238,518)	11,674
Jacobs Solutions, Inc.	Morgan Stanley	(244)	(29,958)	(29,297)	641
KBR, Inc.	Morgan Stanley	(69)	(3,560)	(3,643)	(93)
UniFirst Corp.	Morgan Stanley	(12)	(2,195)	(2,316)	(134)
		(3,542)	(604,576)	(587,390)	16,694
Consumer Durables & Apparel
Capri Holdings Ltd. (Virgin Islands (British))	Morgan Stanley	(56)	(3,280)	(3,210)	60
Columbia Sportswear Co.	Morgan Stanley	(171)	(12,794)	(14,976)	(2,259)
Deckers Outdoor Corp.	Morgan Stanley	(179)	(63,022)	(71,450)	(8,620)
Garmin Ltd. (Switzerland)	Morgan Stanley	(242)	(23,118)	(22,334)	671
Hanesbrands, Inc.	Morgan Stanley	(192)	(2,161)	(1,221)	872
Hasbro, Inc.	Morgan Stanley	(3,985)	(253,723)	(243,125)	9,375
Lululemon Athletica, Inc.	Morgan Stanley	(26)	(8,514)	(8,330)	173
Mohawk Industries, Inc.	Morgan Stanley	(2,395)	(247,582)	(244,817)	2,666
Newell Brands, Inc.	Morgan Stanley	(22,934)	(323,756)	(299,977)	18,954
Tempur Sealy International, Inc.	Morgan Stanley	(9,282)	(259,651)	(318,651)	(60,038)
Topgolf Callaway Brands Corp.	Morgan Stanley	(8,053)	(168,157)	(159,047)	9,040

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Consumer Durables & Apparel — (continued)
VF Corp.	Morgan Stanley	(275)	$(7,805)	$(7,593)	$60
YETI Holdings, Inc.	Morgan Stanley	(1,324)	(58,616)	(54,694)	4,003
		(49,114)	(1,432,179)	(1,449,425)	(25,043)
Consumer Services
Choice Hotels International, Inc.	Morgan Stanley	(2,147)	(260,684)	(241,838)	18,280
Churchill Downs, Inc.	Morgan Stanley	(982)	(204,582)	(207,624)	(3,806)
Darden Restaurants, Inc.	Morgan Stanley	(1,428)	(195,753)	(197,535)	(2,191)
DraftKings, Inc., Class A	Morgan Stanley	(616)	(6,898)	(7,016)	(130)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(3,405)	(49,550)	(41,677)	7,846
Vail Resorts, Inc.	Morgan Stanley	(22)	(5,685)	(5,244)	388
Wendy's Co. (The)	Morgan Stanley	(121)	(2,791)	(2,738)	97
		(8,721)	(725,943)	(703,672)	20,484
Energy
Cameco Corp. (Canada)	Morgan Stanley	(12)	(267)	(272)	(14)
Chord Energy Corp.	Morgan Stanley	(2,334)	(360,947)	(319,315)	37,492
Coterra Energy, Inc.	Morgan Stanley	(1,793)	(45,526)	(44,054)	1,446
CVR Energy, Inc.	Morgan Stanley	(76)	(3,063)	(2,382)	846
HF Sinclair Corp.	Morgan Stanley	(57)	(2,942)	(2,958)	(25)
New Fortress Energy, Inc.	Morgan Stanley	(2,515)	(116,846)	(106,686)	10,002
NOV, Inc.	Morgan Stanley	(1,920)	(42,757)	(40,109)	2,539
Targa Resources Corp.	Morgan Stanley	(5,703)	(403,563)	(419,171)	(16,795)
		(14,410)	(975,911)	(934,947)	35,491
Food, Beverage & Tobacco
Coca-Cola Consolidated, Inc.	Morgan Stanley	(17)	(8,923)	(8,710)	201
Darling Ingredients, Inc.	Morgan Stanley	(7,324)	(535,440)	(458,409)	76,827
Flowers Foods, Inc.	Morgan Stanley	(10)	(292)	(287)	(5)
General Mills, Inc.	Morgan Stanley	(1,238)	(104,613)	(103,806)	760
Hormel Foods Corp.	Morgan Stanley	(4,408)	(204,771)	(200,784)	3,903
J M Smucker Co. (The)	Morgan Stanley	(372)	(58,536)	(58,947)	(441)
Tyson Foods, Inc., Class A	Morgan Stanley	(1,673)	(110,880)	(104,144)	6,039
		(15,042)	(1,023,455)	(935,087)	87,284
Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	(388)	(42,346)	(42,599)	(276)
Acadia Healthcare Co., Inc.	Morgan Stanley	(2,338)	(192,895)	(192,464)	352
agilon health, Inc.	Morgan Stanley	(2,882)	(56,661)	(46,515)	10,116
Alcon, Inc. (Switzerland)	Morgan Stanley	(68)	(4,690)	(4,661)	18
Align Technology, Inc.	Morgan Stanley	(908)	(183,184)	(191,497)	(8,389)
Baxter International, Inc.	Morgan Stanley	(6,069)	(327,939)	(309,337)	16,714
Cooper Cos., Inc. (The)	Morgan Stanley	(245)	(79,127)	(81,014)	(1,925)
Ensign Group, Inc. (The)	Morgan Stanley	(777)	(71,702)	(73,512)	(1,889)
Globus Medical, Inc., Class A	Morgan Stanley	(1,833)	(131,738)	(136,137)	(4,456)
Guardant Health, Inc.	Morgan Stanley	(835)	(37,501)	(22,712)	14,766
ICU Medical, Inc.	Morgan Stanley	(1,078)	(179,993)	(169,763)	10,155
Inari Medical, Inc.	Morgan Stanley	(443)	(30,238)	(28,157)	2,061
Intuitive Surgical, Inc.	Morgan Stanley	(141)	(38,981)	(37,414)	1,706
iRhythm Technologies, Inc.	Morgan Stanley	(95)	(11,391)	(8,899)	2,479
Laboratory Corp. of America Holdings	Morgan Stanley	(336)	(78,097)	(79,121)	(1,256)
Masimo Corp.	Morgan Stanley	(3,606)	(529,484)	(533,508)	(4,226)

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Health Care Equipment & Services — (continued)
Omnicell, Inc.	Morgan Stanley	(2,021)	$(216,661)	$(101,899)	$114,675
Penumbra, Inc.	Morgan Stanley	(18)	(3,195)	(4,004)	(819)
Progyny, Inc.	Morgan Stanley	(201)	(7,917)	(6,261)	1,644
QuidelOrtho Corp.	Morgan Stanley	(3,678)	(307,310)	(315,094)	(7,905)
ResMed, Inc.	Morgan Stanley	(304)	(71,467)	(63,272)	10,207
Select Medical Holdings Corp.	Morgan Stanley	(137)	(3,898)	(3,402)	451
STERIS PLC (Ireland)	Morgan Stanley	(1,491)	(273,628)	(275,373)	(1,923)
Stryker Corp.	Morgan Stanley	(303)	(75,363)	(74,080)	1,019
Tandem Diabetes Care, Inc.	Morgan Stanley	(1,011)	(56,181)	(45,444)	10,707
Teleflex, Inc.	Morgan Stanley	(44)	(10,917)	(10,984)	(79)
Tenet Healthcare Corp.	Morgan Stanley	(6,470)	(277,990)	(315,671)	(37,791)
Universal Health Services, Inc., Class B	Morgan Stanley	(1)	(136)	(141)	(26)
		(37,721)	(3,300,630)	(3,172,935)	126,110
Household & Personal Products
BellRing Brands, Inc.	Morgan Stanley	(1,271)	(32,529)	(32,588)	(80)
Church & Dwight Co., Inc.	Morgan Stanley	(5,139)	(399,507)	(414,255)	(15,410)
Colgate-Palmolive Co.	Morgan Stanley	(3,908)	(294,878)	(307,911)	(13,150)
Coty, Inc., Class A	Morgan Stanley	(448)	(3,723)	(3,835)	(122)
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	(1,938)	(456,217)	(480,837)	(24,965)
Procter & Gamble Co. (The)	Morgan Stanley	(309)	(46,453)	(46,832)	(405)
Reynolds Consumer Products, Inc.	Morgan Stanley	(2,364)	(73,619)	(70,873)	2,576
		(15,377)	(1,306,926)	(1,357,131)	(51,556)
Materials
Amcor PLC (Jersey)	Morgan Stanley	(1,879)	(22,730)	(22,379)	335
Ashland, Inc.	Morgan Stanley	(108)	(12,067)	(11,613)	552
Balchem Corp.	Morgan Stanley	(531)	(69,904)	(64,840)	4,661
Barrick Gold Corp. (Canada)	Morgan Stanley	(28,987)	(463,134)	(497,997)	(37,172)
Cabot Corp.	Morgan Stanley	(1,812)	(129,930)	(121,114)	7,903
Cleveland-Cliffs, Inc.	Morgan Stanley	(23,965)	(321,948)	(386,076)	(64,254)
Crown Holdings, Inc.	Morgan Stanley	(6,394)	(485,904)	(525,651)	(40,559)
Ecolab, Inc.	Morgan Stanley	(904)	(130,720)	(131,586)	(1,401)
Hecla Mining Co.	Morgan Stanley	(407)	(2,263)	(2,263)	(10)
Louisiana-Pacific Corp.	Morgan Stanley	(941)	(58,497)	(55,707)	1,602
Newmont Corp.	Morgan Stanley	(7,086)	(296,635)	(334,459)	(41,839)
Pan American Silver Corp. (Canada)	Morgan Stanley	(2,151)	(36,584)	(35,147)	1,414
Royal Gold, Inc.	Morgan Stanley	(2,454)	(254,526)	(276,615)	(22,191)
Sealed Air Corp.	Morgan Stanley	(1,405)	(72,554)	(70,081)	2,314
Sensient Technologies Corp.	Morgan Stanley	(914)	(64,584)	(66,649)	(2,250)
Sigma Lithium Corp. (Canada)	Morgan Stanley	(112)	(3,952)	(3,161)	782
Sonoco Products Co.	Morgan Stanley	(848)	(51,355)	(51,482)	(325)
Southern Copper Corp.	Morgan Stanley	(2,339)	(123,357)	(141,252)	(18,661)
United States Steel Corp.	Morgan Stanley	(3,617)	(90,542)	(90,606)	(105)
Yamana Gold, Inc. (Canada)	Morgan Stanley	(43,689)	(220,426)	(242,474)	(23,448)
		(130,543)	(2,911,612)	(3,131,152)	(232,652)
Media & Entertainment
DISH Network Corp., Class A	Morgan Stanley	(25,536)	(444,820)	(358,525)	86,124
IAC, Inc.	Morgan Stanley	(4,270)	(274,233)	(189,588)	84,536
Madison Square Garden Sports Corp.	Morgan Stanley	(9)	(1,619)	(1,650)	(40)

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Media & Entertainment — (continued)
Omnicom Group, Inc.	Morgan Stanley	(141)	$(11,196)	$(11,501)	$(370)
ROBLOX Corp., Class A	Morgan Stanley	(14,402)	(426,789)	(409,881)	16,744
Roku, Inc.	Morgan Stanley	(3,386)	(228,898)	(137,810)	90,995
Snap, Inc., Class A	Morgan Stanley	(4,378)	(37,056)	(39,183)	(2,149)
Warner Music Group Corp., Class A	Morgan Stanley	(26)	(894)	(911)	(24)
		(52,148)	(1,425,505)	(1,149,049)	275,816
Pharmaceuticals, Biotechnology & Life Sciences
Apellis Pharmaceuticals, Inc.	Morgan Stanley	(3,213)	(159,732)	(166,144)	(6,479)
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	(748)	(294,689)	(314,527)	(19,954)
Catalent, Inc.	Morgan Stanley	(10,545)	(681,391)	(474,630)	206,503
Cytokinetics, Inc.	Morgan Stanley	(565)	(21,922)	(25,888)	(3,984)
Denali Therapeutics, Inc.	Morgan Stanley	(20)	(554)	(556)	(11)
Halozyme Therapeutics, Inc.	Morgan Stanley	(6,208)	(267,694)	(353,235)	(85,648)
Karuna Therapeutics, Inc.	Morgan Stanley	(41)	(7,986)	(8,057)	(82)
Mirati Therapeutics, Inc.	Morgan Stanley	(44)	(2,473)	(1,994)	470
Moderna, Inc.	Morgan Stanley	(295)	(62,068)	(52,988)	26,815
Natera, Inc.	Morgan Stanley	(1,359)	(52,451)	(54,591)	(2,168)
Organon & Co.	Morgan Stanley	(112)	(3,145)	(3,128)	7
Seagen, Inc.	Morgan Stanley	(783)	(102,979)	(100,623)	2,310
Syneos Health, Inc.	Morgan Stanley	(11)	(390)	(403)	(22)
Thermo Fisher Scientific, Inc.	Morgan Stanley	(956)	(527,847)	(526,460)	919
Waters Corp.	Morgan Stanley	(397)	(135,655)	(136,004)	(407)
Zoetis, Inc.	Morgan Stanley	(646)	(100,373)	(94,671)	5,656
		(25,943)	(2,421,349)	(2,313,899)	123,925
Retailing
Asbury Automotive Group, Inc.	Morgan Stanley	(690)	(120,055)	(123,683)	(3,681)
Bath & Body Works, Inc.	Morgan Stanley	(183)	(7,727)	(7,712)	(18)
Burlington Stores, Inc.	Morgan Stanley	(592)	(102,090)	(120,034)	(17,990)
Dollar General Corp.	Morgan Stanley	(36)	(8,852)	(8,865)	(44)
Dollar Tree, Inc.	Morgan Stanley	(313)	(45,302)	(44,271)	1,006
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	(326)	(36,431)	(22,699)	13,710
Home Depot, Inc. (The)	Morgan Stanley	(298)	(90,533)	(94,126)	(4,360)
Lithia Motors, Inc.	Morgan Stanley	(1,728)	(372,565)	(353,791)	18,363
Macy's, Inc.	Morgan Stanley	(37)	(859)	(764)	80
RH	Morgan Stanley	(3)	(758)	(802)	(53)
Tractor Supply Co.	Morgan Stanley	(80)	(17,662)	(17,998)	(392)
Victoria's Secret & Co.	Morgan Stanley	(814)	(36,291)	(29,125)	7,144
Wayfair, Inc., Class A	Morgan Stanley	(607)	(26,336)	(19,964)	6,354
Williams-Sonoma, Inc.	Morgan Stanley	(15)	(1,774)	(1,724)	41
		(5,722)	(867,235)	(845,558)	20,160
Semiconductors & Semiconductor Equipment
Entegris, Inc.	Morgan Stanley	(5,266)	(361,000)	(345,397)	15,463
Intel Corp.	Morgan Stanley	(12,185)	(366,303)	(322,050)	38,870
MKS Instruments, Inc.	Morgan Stanley	(3,045)	(238,040)	(258,003)	(20,314)
NVIDIA Corp.	Morgan Stanley	(3,309)	(534,189)	(483,577)	50,346
Wolfspeed, Inc.	Morgan Stanley	(557)	(44,412)	(38,455)	10,289
		(24,362)	(1,543,944)	(1,447,482)	94,654

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Software & Services
Altair Engineering, Inc., Class A	Morgan Stanley	(643)	$(30,387)	$(29,237)	$1,130
AppLovin Corp., Class A	Morgan Stanley	(11,240)	(285,534)	(118,357)	167,064
Atlassian Corp., Class A	Morgan Stanley	(677)	(83,378)	(87,116)	(3,778)
Bill.com Holdings, Inc.	Morgan Stanley	(517)	(54,298)	(56,332)	(2,063)
Braze, Inc., Class A	Morgan Stanley	(139)	(5,070)	(3,792)	1,268
Cloudflare, Inc., Class A	Morgan Stanley	(749)	(32,742)	(33,862)	(1,141)
Concentrix Corp.	Morgan Stanley	(18)	(2,343)	(2,397)	(64)
Crowdstrike Holdings, Inc., Class A	Morgan Stanley	(3,544)	(399,846)	(373,148)	26,544
Datadog, Inc., Class A	Morgan Stanley	(85)	(6,492)	(6,248)	233
Envestnet, Inc.	Morgan Stanley	(109)	(8,476)	(6,725)	1,739
Gen Digital, Inc.	Morgan Stanley	(9,613)	(220,450)	(206,007)	14,492
Globant SA (Luxembourg)	Morgan Stanley	(681)	(119,593)	(114,517)	5,023
Open Text Corp. (Canada)	Morgan Stanley	(180)	(5,234)	(5,335)	(112)
Oracle Corp.	Morgan Stanley	(7,161)	(558,284)	(585,340)	(28,295)
Palantir Technologies, Inc., Class A	Morgan Stanley	(21,696)	(135,938)	(139,288)	(3,408)
SentinelOne, Inc., Class A	Morgan Stanley	(517)	(11,760)	(7,543)	4,204
Twilio, Inc., Class A	Morgan Stanley	(3,860)	(282,186)	(188,986)	93,089
UiPath, Inc., Class A	Morgan Stanley	(21,624)	(289,140)	(274,841)	14,176
VMware, Inc., Class A	Morgan Stanley	(2,477)	(297,906)	(304,077)	(6,288)
Zscaler, Inc.	Morgan Stanley	(216)	(23,295)	(24,170)	(893)
		(85,746)	(2,852,352)	(2,567,318)	282,920
Technology Hardware & Equipment
Avnet, Inc.	Morgan Stanley	(4,204)	(177,862)	(174,802)	1,767
Ciena Corp.	Morgan Stanley	(8,693)	(393,265)	(443,169)	(50,056)
Coherent Corp.	Morgan Stanley	(3,490)	(126,826)	(122,499)	4,272
Juniper Networks, Inc.	Morgan Stanley	(8,764)	(258,755)	(280,097)	(24,281)
Lumentum Holdings, Inc.	Morgan Stanley	(3,022)	(161,248)	(157,658)	3,522
National Instruments Corp.	Morgan Stanley	(980)	(37,529)	(36,162)	717
Novanta, Inc. (Canada)	Morgan Stanley	(813)	(119,747)	(110,462)	9,233
Rogers Corp.	Morgan Stanley	(288)	(76,202)	(34,370)	41,795
Seagate Technology Holdings PLC (Ireland)	Morgan Stanley	(5,424)	(280,444)	(285,357)	(8,820)
TD SYNNEX Corp.	Morgan Stanley	(761)	(79,500)	(72,074)	6,901
Western Digital Corp.	Morgan Stanley	(5,265)	(188,487)	(166,111)	25,946
		(41,704)	(1,899,865)	(1,882,761)	10,996
Telecommunication Services
Frontier Communications Parent, Inc.	Morgan Stanley	(7,269)	(178,021)	(185,214)	(7,267)
Rogers Communications, Inc., Class B (Canada)	Morgan Stanley	(77)	(3,496)	(3,607)	(126)
		(7,346)	(181,517)	(188,821)	(7,393)
Transportation
Alaska Air Group, Inc.	Morgan Stanley	(3,878)	(168,519)	(166,521)	1,927
FedEx Corp.	Morgan Stanley	(1,160)	(202,903)	(200,912)	1,883
Lyft, Inc., Class A	Morgan Stanley	(1,992)	(21,811)	(21,952)	(158)
		(7,030)	(393,233)	(389,385)	3,652
Utilities
AES Corp. (The)	Morgan Stanley	(465)	(13,186)	(13,373)	(201)
American States Water Co.	Morgan Stanley	(132)	(12,496)	(12,217)	266
Black Hills Corp.	Morgan Stanley	(1,270)	(87,088)	(89,332)	(2,429)
CMS Energy Corp.	Morgan Stanley	(7,518)	(507,150)	(476,115)	26,230

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Concluded)
December 31, 2022
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Utilities — (continued)
Consolidated Edison, Inc.	Morgan Stanley	(1,743)	$(168,504)	$(166,125)	$2,309
Dominion Energy, Inc.	Morgan Stanley	(1,039)	(63,637)	(63,711)	(770)
DTE Energy Co.	Morgan Stanley	(1,230)	(143,428)	(144,562)	(2,026)
Duke Energy Corp.	Morgan Stanley	(2,359)	(227,263)	(242,953)	(16,921)
Edison International	Morgan Stanley	(3,746)	(227,973)	(238,321)	(13,203)
Essential Utilities, Inc.	Morgan Stanley	(814)	(38,638)	(38,852)	(327)
FirstEnergy Corp.	Morgan Stanley	(5,982)	(248,232)	(250,885)	(2,752)
Fortis, Inc. (Canada)	Morgan Stanley	(1,952)	(85,687)	(78,158)	6,424
IDACORP, Inc.	Morgan Stanley	(84)	(9,009)	(9,059)	(62)
NiSource, Inc.	Morgan Stanley	(15,181)	(400,991)	(416,263)	(15,484)
NorthWestern Corp.	Morgan Stanley	(55)	(3,203)	(3,264)	(71)
Pinnacle West Capital Corp.	Morgan Stanley	(44)	(3,386)	(3,346)	(20)
Portland General Electric Co.	Morgan Stanley	(538)	(24,220)	(26,362)	(2,403)
Southwest Gas Holdings, Inc.	Morgan Stanley	(1,259)	(95,564)	(77,907)	17,024
WEC Energy Group, Inc.	Morgan Stanley	(3,389)	(314,493)	(317,753)	(4,500)
		(48,800)	(2,674,148)	(2,668,558)	(8,916)

Total Reference Entity — Short			(29,409,440)	(28,521,015)	834,119
Net Value of Reference Entity			$(27,441,839)	$(26,634,546)	$924,330

*	Includes $117,037 related to open trades, dividends receivables/payables and swap receivables/payables activities.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $924,330, which are considered Level 2 as of and for the period ended December 31, 2022.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.